UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer,  BlackRock Funds II, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 10/31/2019

Item 1 – Report to Stockholders

OCTOBER 31, 2019

2019 Annual Report

BlackRock LifePath® Smart Beta Funds of BlackRock Funds II

•	BlackRock LifePath® Smart Beta Retirement Fund
•	BlackRock LifePath® Smart Beta 2020 Fund
•	BlackRock LifePath® Smart Beta 2025 Fund
•	BlackRock LifePath® Smart Beta 2030 Fund
•	BlackRock LifePath® Smart Beta 2035 Fund
•	BlackRock LifePath® Smart Beta 2040 Fund
•	BlackRock LifePath® Smart Beta 2045 Fund
•	BlackRock LifePath® Smart Beta 2050 Fund
•	BlackRock LifePath® Smart Beta 2055 Fund
•	BlackRock LifePath® Smart Beta 2060 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended October 31, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as influential central banks shifted toward accommodative monetary policy, which led to broad-based optimism that a near-term recession could be averted.

After the dust settled, equity and bond markets posted mixed returns while weathering significant volatility. U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — posted modest negative returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, proved to be an effective ballast for diversified investors. Investment-grade and high-yield corporate bonds posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide variety of risks were brought to bear on markets, including rising interest rates, slowing global growth, and heightened trade tensions. Volatility also rose in emerging markets, as the appreciating U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. Despite an economic slowdown in Europe and ongoing uncertainty about Brexit, European equities posted a modest positive return.

As equity performance faltered and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

We continue to expect a slowing expansion with additional room to run. Despite a sharp slowdown in trade and manufacturing across the globe, U.S. consumers continued to spend at a relatively healthy pace, benefiting from the lowest unemployment rate in 50 years and rising wages. However, trade disputes and the resulting disruptions in global supply chains, as well as geopolitical tensions, particularly in the Middle East, continued to have a negative impact on global growth.

Overall, we favor reducing investment risk due to rising economic uncertainty. We believe U.S. equities remain relatively attractive, but we are shifting to a more cautious stance by emphasizing factors that seek lower-volatility and higher-quality stocks. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.16%	14.33%
U.S. small cap equities (Russell 2000® Index)	(1.09)	4.90
International equities (MSCI Europe, Australasia, Far East Index)	3.35	11.04
Emerging market equities (MSCI Emerging Markets Index)	(1.67)	11.86
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.21	2.40
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	8.17	15.85
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.71	11.51
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	9.07
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.69	8.38
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta Funds

Investment Objective

Each BlackRock LifePath® Smart Beta Fund’s (collectively, the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the BlackRock LifePath® Smart Beta Retirement Fund (the “LifePath® Smart Beta Retirement Fund”) will be broadly diversified across global asset classes. With respect to the other Funds, in pursuit of its investment objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Portfolio Management Commentary

How did the Funds perform?

For the 12-month period ended October 31, 2019, the BlackRock LifePath® Smart Beta Funds with target dates underperformed their custom benchmarks with the exception of the BlackRock LifePath® Smart Beta 2020 Fund, whose Institutional and Class K Shares outperformed its custom benchmark, while Investor A and Class R Shares underperformed. The BlackRock LifePath® Smart Beta Retirement Fund’s Institutional and Class K Shares outperformed its custom benchmark, while Investor A Shares performed in line, and Class R Shares underperformed. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

Outperformance in the shorter-dated target portfolios was driven by allocations to minimum volatility strategies, factor-screened investment grade credit and exposure to alternative strategies through BlackRock Total Factor Fund. Minimum volatility strategies within the equity allocation boosted performance as investors sought resilience throughout most of the period. Investment grade corporate credit outperformed the broader market on the outlook for “lower-for-longer” interest rates, also boosting performance at the near end of the glidepath.

The main detractor in the longer-dated portfolios was the performance of the multi-factor strategies within the equity allocation, across both U.S. and international exposures. Underperformance was broadly driven by losses in value stocks and, more recently, momentum-led names.

At the near end of the glidepath, underperformance from factor-screened high yield corporate credit exposure detracted from returns relative to the custom benchmarks.

Describe recent portfolio activity.

The Funds are rebalanced on a quarterly basis to reflect changes in their respective benchmarks. At the end of the third quarter of 2019, the Funds adjusted their expression of equity-related factors from multi-factor to single-factor funds, which provided more deliberate factor exposures. The diversified multi-factor funds within the developed market equity allocation were replaced by standalone allocations to value, quality, momentum and size. In addition, the BlackRock LifePath® Smart Beta Funds continue to utilize a standalone minimum volatility fund. Weights to each of the five standalone factors within the U.S. and international equity allocations will be subject to prevailing market conditions and reflect the investment adviser’s research in factor rotation, which seeks to take advantage of short-term cyclical factor performance to maximize return potential. The emerging market equity expression is unchanged.

In addition, the alternatives allocation to BlackRock Total Factor Fund was moved from a static allocation across the glidepath to a dynamic allocation as a percentage of total fixed income exposure. This change is designed to improve diversification for those closer to retirement.

Describe the Funds’ positioning at period end.

At the end of the period, the shorter-dated target portfolios were slightly overweight in equities and underweight in fixed income, while the longer-dated target portfolios were slightly underweight in equities and neutrally weighted with respect to fixed income. This positioning was largely due to the Funds’ allocations to alternatives as well as credit-based fixed income strategies, which have both equity and interest rate-sensitivity. From a risk perspective, the Funds continued to target the same fixed income and equity risk as their respective benchmarks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019 (continued)	BlackRock LifePath® Smart Beta Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each Fund, other than BlackRock LifePath® Smart Beta Retirement Fund, will change over time according to a predetermined “glide path” as each Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks and lower volatility of each Fund as retirement approaches. As each Fund approaches its target date, its asset allocation will shift so that each Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective. Because the BlackRock LifePath® Smart Beta Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time unlike the other Funds, although its allocation may change to maintain the BlackRock LifePath® Smart Beta Retirement Fund’s risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each Fund or achieve each Fund’s investment objective.

FUND SUMMARY	5

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta Retirement Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. From December 31, 2014 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active Retirement Fund.” From November 27, 2012 to December 30, 2014, the Fund followed a different investment objective and different investment strategies under the name “BlackRock LifePath® Active 2015 Portfolio.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

(c)

A widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

(d)

A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta Retirement Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/03/09 to 01/05/10	44.7%	44.2%	11.1%	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
05/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 10/31/15	51.4	N/A	N/A	20.8	3.8	10.9	0.5	3.8	8.8
11/01/15 to 10/31/16	51.2	N/A	N/A	20.5	4.1	11.2	0.5	3.7	8.8
11/01/16 to 10/31/17	51.2	N/A	N/A	21.6	4.1	12.6	0.5	1.2	8.8
11/01/17 to 10/31/18	51.2	N/A	N/A	21.8	4.2	13.5	0.5	N/A	8.8
11/01/18 to 10/31/19	51.6	N/A	N/A	22.2	3.5	13.2	1.0	N/A	8.5
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.09%	12.27%	N/A	4.95%	N/A	7.14%	N/A
Investor A	5.04	12.05	6.17%	4.69	3.57%	6.86	6.29%
Class K	5.20	12.37	N/A	5.02	N/A	7.23	N/A
Class R	4.85	11.75	N/A	4.42	N/A	6.58	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	5.71	11.51	N/A	3.24	N/A	3.73	N/A
Retirement Custom Benchmark	4.64	12.07	N/A	4.98	N/A	6.70	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. From December 31, 2014 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active Retirement Fund.” From November 27, 2012 to December 30, 2014, the Fund followed a different investment objective and different investment strategies under the name “BlackRock LifePath® Active 2015 Portfolio.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta 2020 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2020 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2020 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/03/09 to 01/05/10	39.1%	48.7%	12.2%	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
05/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8
11/01/14 to 10/31/15	40.6	N/A	N/A	27.3	3.4	15.2	2.9	3.8	6.8
11/01/15 to 10/31/16	41.9	N/A	N/A	25.8	4.0	14.9	2.7	3.7	7.0
11/01/16 to 10/31/17	43.2	N/A	N/A	26.5	3.7	15.7	2.5	1.2	7.2
11/01/17 to 10/31/18	46.0	N/A	N/A	25.0	3.9	15.8	1.6	N/A	7.7
11/01/18 to 10/31/19	48.8	N/A	N/A	23.8	3.5	14.5	1.4	N/A	8.0
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.95%	12.13%	N/A	5.44%	N/A	7.67%	N/A
Investor A	4.80	11.78	5.91%	5.18	4.06%	7.37	6.80%
Class K	4.96	12.15	N/A	5.52	N/A	7.77	N/A
Class R	4.66	11.53	N/A	4.94	N/A	7.11	N/A
Russell 1000® Index	3.78	14.15	N/A	10.55	N/A	13.72	N/A
2020 Custom Benchmark	4.50	12.02	N/A	5.30	N/A	7.25	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2020 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta 2025 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2025 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2025 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/03/09 to 01/05/10	31.3%	55.0%	13.7%	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
05/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 10/31/15	31.7	N/A	N/A	32.7	3.0	18.5	5.2	3.8	5.1
11/01/15 to 10/31/16	32.2	N/A	N/A	31.2	3.8	18.6	5.2	3.8	5.2
11/01/16 to 10/31/17	33.3	N/A	N/A	32.4	3.0	19.2	5.4	1.3	5.4
11/01/17 to 10/31/18	35.3	N/A	N/A	31.4	3.1	19.5	5.0	N/A	5.7
11/01/18 to 10/31/19	37.1	N/A	N/A	30.4	3.0	19.3	3.9	N/A	6.3
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.64%	12.02%	N/A	5.77%	N/A	8.16%	N/A
Investor A	4.48	11.67	5.80%	5.50	4.37%	7.87	7.29%
Class K	4.63	12.09	N/A	5.86	N/A	8.26	N/A
Class R	4.33	11.52	N/A	5.27	N/A	7.61	N/A
Russell 1000® Index	3.78	14.15	N/A	10.55	N/A	13.72	N/A
2025 Custom Benchmark	4.29	12.50	N/A	5.82	N/A	7.90	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2025 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta 2030 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2030 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2030 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/03/09 to 01/05/10	20.1%	63.9%	16.0%	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
05/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 10/31/15	23.0	N/A	N/A	38.0	2.6	21.7	7.3	3.9	3.5
11/01/15 to 10/31/16	23.2	N/A	N/A	36.2	3.6	21.9	7.6	3.9	3.6
11/01/16 to 10/31/17	24.3	N/A	N/A	37.7	2.5	22.3	8.1	1.3	3.8
11/01/17 to 10/31/18	26.3	N/A	N/A	36.8	2.4	22.6	7.8	N/A	4.1
11/01/18 to 10/31/19	27.3	N/A	N/A	36.0	2.6	23.3	6.0	N/A	4.8
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.22%	11.77%	N/A	6.03%	N/A	8.44%	N/A
Investor A	4.06	11.46	5.61%	5.75	4.61%	8.13	7.55%
Class K	4.32	11.83	N/A	6.09	N/A	8.54	N/A
Class R	3.99	11.18	N/A	5.51	N/A	7.87	N/A
Russell 1000® Index	3.78	14.15	N/A	10.55	N/A	13.72	N/A
2030 Custom Benchmark	4.10	12.85	N/A	6.27	N/A	8.50	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2030 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta 2035 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2035 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2035 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
05/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 10/31/15	14.9	N/A	N/A	42.8	2.2	24.7	9.4	3.9	2.1
11/01/15 to 10/31/16	14.5	N/A	N/A	40.9	3.4	25.2	9.9	4.0	2.1
11/01/16 to 10/31/17	15.9	N/A	N/A	43.0	1.8	25.5	10.8	2.3	0.7
11/01/17 to 10/31/18	17.4	N/A	N/A	42.0	1.7	25.7	10.6	N/A	2.6
11/01/18 to 10/31/19	18.0	N/A	N/A	41.3	2.2	27.1	8.1	N/A	3.3
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.85%	11.62%	N/A	6.10%	N/A	8.61%	N/A
Investor A	3.70	11.25	5.41%	5.81	4.67%	8.30	7.72%
Class K	3.95	11.69	N/A	6.17	N/A	8.70	N/A
Class R	3.57	11.05	N/A	5.57	N/A	8.02	N/A
Russell 1000® Index	3.78	14.15	N/A	10.55	N/A	13.72	N/A
2035 Custom Benchmark	3.91	13.16	N/A	6.68	N/A	9.04	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2035 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta 2040 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2040 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2040 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
05/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 10/31/15	7.9	N/A	N/A	46.4	2.1	27.3	11.4	4.0	0.9
11/01/15 to 10/31/16	6.7	N/A	N/A	44.6	3.4	28.2	12.1	4.1	0.9
11/01/16 to 10/31/17	8.1	N/A	N/A	47.3	1.3	28.3	13.2	1.1	0.7
11/01/17 to 10/31/18	9.4	N/A	N/A	46.6	1.2	28.4	13.1	N/A	1.3
11/01/18 to 10/31/19	9.9	N/A	N/A	46.0	1.8	30.5	9.9	N/A	1.9
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.33%	11.09%	N/A	6.02%	N/A	8.74%	N/A
Investor A	3.18	10.74	4.93%	5.76	4.63%	8.43	7.84%
Class K	3.33	11.09	N/A	6.12	N/A	8.84	N/A
Class R	3.01	10.50	N/A	5.51	N/A	8.17	N/A
Russell 1000® Index	3.78	14.15	N/A	10.55	N/A	13.72	N/A
2040 Custom Benchmark	3.73	13.41	N/A	7.04	N/A	9.41	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2040 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	11

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta 2045 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2045 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2045 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%	0.0%
05/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9	0.0
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8	0.0
11/01/14 to 10/31/15	4.1	N/A	N/A	48.0	2.1	28.8	12.8	4.2	0.0
11/01/15 to 10/31/16	2.2	N/A	N/A	46.3	3.6	29.9	13.5	4.3	0.2
11/01/16 to 10/31/17	2.8	N/A	N/A	49.5	1.3	30.3	15.1	0.3	0.7
11/01/17 to 10/31/18	3.5	N/A	N/A	49.2	1.0	30.7	15.2	N/A	0.4
11/01/18 to 10/31/19	3.8	N/A	N/A	49.0	1.8	33.4	11.3	N/A	0.7
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.94%	10.61%	N/A	6.14%	N/A	8.94%	N/A
Investor A	2.82	10.42	4.63%	5.88	4.74%	8.62	8.03%
Class K	3.02	10.78	N/A	6.26	N/A	9.06	N/A
Class R	2.68	10.14	N/A	5.64	N/A	8.37	N/A
Russell 1000® Index	3.78	14.15	N/A	10.55	N/A	13.72	N/A
2045 Custom Benchmark	3.56	13.58	N/A	7.24	N/A	9.69	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2045 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta 2050 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2050 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%	0.0%
05/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0	0.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8	0.0
11/01/14 to 10/31/15	2.6	N/A	N/A	48.8	2.0	29.3	13.1	4.2	0.0
11/01/15 to 10/31/16	1.0	N/A	N/A	46.6	3.6	30.5	14.0	4.3	0.0
11/01/16 to 10/31/17	1.0	N/A	N/A	50.1	1.3	31.1	15.8	0.7	0.0
11/01/17 to 10/31/18	1.0	N/A	N/A	50.2	0.9	31.7	16.2	N/A	0.0
11/01/18 to 10/31/19	1.2	N/A	N/A	50.3	1.8	34.8	11.8	N/A	0.1
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.60%	10.27%	N/A	5.98%	N/A	8.98%	N/A
Investor A	2.54	9.99	4.21%	5.73	4.59%	8.68	8.09%
Class K	2.68	10.24	N/A	6.09	N/A	9.09	N/A
Class R	2.37	9.70	N/A	5.49	N/A	8.42	N/A
Russell 1000® Index	3.78	14.15	N/A	10.55	N/A	13.72	N/A
2050 Custom Benchmark	3.48	13.64	N/A	7.33	N/A	9.89	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	13

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta 2055 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

(e)	Commencement of operations.

BlackRock LifePath® Smart Beta 2055 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
02/28/13 to 04/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%	0.0%
05/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2	0.0
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0	0.0
11/01/14 to 10/31/15	1.7	49.2	2.0	29.6	13.3	4.2	0.0
11/01/15 to 10/31/16	1.0	46.6	3.6	30.5	14.0	4.3	0.0
11/01/16 to 10/31/17	1.0	50.1	1.3	31.1	15.8	0.7	0.0
11/01/17 to 10/31/18	1.0	50.1	0.9	31.8	16.2	N/A	0.0
11/01/18 to 10/31/19	1.0	50.4	1.8	35.0	11.8	N/A	0.0
See “About Fund Performance” on page 21 for a description of the Custom Benchmark.

Performance Summary for the Period Ended October 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.27%	9.66%	N/A	6.00%	N/A	8.01%	N/A
Investor A	2.19	9.48	3.73%	5.73	4.60%	7.74	6.87%
Class K	2.35	9.83	N/A	6.10	N/A	8.12	N/A
Class R	2.05	9.18	N/A	5.49	N/A	7.49	N/A
Russell 1000® Index	3.78	14.15	N/A	10.55	N/A	13.12	N/A
2055 Custom Benchmark	3.47	13.65	N/A	7.34	N/A	8.83	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.”

(c)	The Fund commenced operations on February 28, 2013.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	BlackRock LifePath® Smart Beta 2060 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2060 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

(e)	Commencement of operations.

BlackRock LifePath® Smart Beta 2060 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
05/31/17 to 10/31/17	1.0%	50.4%	1.0%	31.4%	16.2%	0.0%
11/01/17 to 10/31/18	1.0	50.1	0.9	31.8	16.2	0.0
11/01/18 to 10/31/19	1.1	50.3	1.8	35.0	11.8	0.0
See “About Fund Performance” on page 21 for a description of the Custom Benchmark.

Performance Summary for the Period Ended October 31, 2019

		Average Annual Total Returns(a)
		1 Year		Since Inception(b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.27%	9.68%	N/A	6.13%	N/A
Investor A	2.17	9.42	3.68%	5.88	3.55%
Class K	2.36	9.79	N/A	6.23	N/A
Class R	2.09	9.25	N/A	5.63	N/A
Russell 1000® Index	3.78	14.15	N/A	11.97	N/A
2060 Custom Benchmark	3.47	13.65	N/A	8.74	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees.

(b)	The Fund commenced operations on May 31, 2017.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	15

Portfolio Information  as of October 31, 2019

BlackRock LifePath® Smart Beta Retirement Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Fixed Income Funds	55%
Equity Funds	36
Short-Term Securities	9

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares U.S. Treasury Bond ETF	19%
iShares Edge Investment Grade Enhanced Bond ETF	14
BlackRock Total Factor Fund, Class K	9
SL Liquidity Series, LLC, Money Market Series	8
iShares TIPS Bond ETF	7
iShares Edge MSCI Min Vol USA ETF	6
iShares Edge MSCI USA Quality Factor ETF	6
iShares Edge High Yield Defensive Bond ETF	6
iShares Edge MSCI USA Value Factor ETF	4
Master Small Cap Index Series	3

BlackRock LifePath® Smart Beta 2020 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Fixed Income Funds	60%
Equity Funds	40

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares U.S. Treasury Bond ETF	21%
iShares Edge Investment Grade Enhanced Bond ETF	16
BlackRock Total Factor Fund, Class K	10
iShares TIPS Bond ETF	8
iShares Edge MSCI Min Vol USA ETF	7
iShares Edge MSCI USA Quality Factor ETF	6
iShares Edge High Yield Defensive Bond ETF	5
iShares Edge MSCI USA Value Factor ETF	4
Master Small Cap Index Series	3
iShares Edge MSCI USA Momentum Factor ETF	3

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information  as of October 31, 2019 (continued)

BlackRock LifePath® Smart Beta 2025 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	51%
Fixed Income Funds	42
Short-Term Securities	7

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares U.S. Treasury Bond ETF	14%
iShares Edge Investment Grade Enhanced Bond ETF	11
iShares Edge MSCI Min Vol USA ETF	9
iShares Edge MSCI USA Quality Factor ETF	8
BlackRock Total Factor Fund, Class K	7
SL Liquidity Series, LLC, Money Market Series	7
iShares TIPS Bond ETF	6
iShares Edge MSCI USA Value Factor ETF	5
iShares Core MSCI Emerging Markets ETF	4
iShares Edge High Yield Defensive Bond ETF	4

BlackRock LifePath® Smart Beta 2030 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	63%
Fixed Income Funds	31
Short-Term Securities	6

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Min Vol USA ETF	10%
iShares U.S. Treasury Bond ETF	10
iShares Edge MSCI USA Quality Factor ETF	10
iShares Edge Investment Grade Enhanced Bond ETF	8
iShares Edge MSCI USA Value Factor ETF	7
SL Liquidity Series, LLC, Money Market Series	6
iShares TIPS Bond ETF	5
iShares Core MSCI Emerging Markets ETF	5
BlackRock Total Factor Fund, Class K	5
iShares Edge MSCI USA Momentum Factor ETF	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

PORTFOLIO INFORMATION	17

Portfolio Information  as of October 31, 2019 (continued)

BlackRock LifePath® Smart Beta 2035 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	72%
Fixed Income Funds	20
Short-Term Securities	8

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Min Vol USA ETF	12%
iShares Edge MSCI USA Quality Factor ETF	11
iShares Edge MSCI USA Value Factor ETF	8
SL Liquidity Series, LLC, Money Market Series	8
iShares U.S. Treasury Bond ETF	6
iShares Core MSCI Emerging Markets ETF	6
iShares Edge Investment Grade Enhanced Bond ETF	5
iShares Edge MSCI USA Momentum Factor ETF	5
iShares Edge MSCI International Momentum Factor ETF	4
iShares Edge MSCI International Quality Factor ETF	4

BlackRock LifePath® Smart Beta 2040 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	81%
Fixed Income Funds	10
Short-Term Securities	9

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Min Vol USA ETF	13%
iShares Edge MSCI USA Quality Factor ETF	12
SL Liquidity Series, LLC, Money Market Series	9
iShares Edge MSCI USA Value Factor ETF	8
iShares Core MSCI Emerging Markets ETF	7
iShares Edge MSCI International Quality Factor ETF	5
iShares Edge MSCI International Momentum Factor ETF	5
iShares Edge MSCI USA Momentum Factor ETF	5
iShares Edge MSCI International Value Factor ETF	5
iShares MSCI EAFE Small-Cap ETF	5

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information  as of October 31, 2019 (continued)

BlackRock LifePath® Smart Beta 2045 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	84%
Short-Term Securities	12
Fixed Income Funds	4

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Min Vol USA ETF	14%
iShares Edge MSCI USA Quality Factor ETF	13
SL Liquidity Series, LLC, Money Market Series	11
iShares Edge MSCI USA Value Factor ETF	9
iShares Core MSCI Emerging Markets ETF	7
iShares Edge MSCI International Momentum Factor ETF	5
iShares Edge MSCI International Quality Factor ETF	5
iShares Edge MSCI International Value Factor ETF	5
iShares Edge MSCI USA Momentum Factor ETF	5
iShares Edge MSCI Min Vol EAFE ETF	5

BlackRock LifePath® Smart Beta 2050 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	88%
Short-Term Securities	11
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Min Vol USA ETF	15%
iShares Edge MSCI USA Quality Factor ETF	13
SL Liquidity Series, LLC, Money Market Series	11
iShares Edge MSCI USA Value Factor ETF	9
iShares Core MSCI Emerging Markets ETF	7
iShares Edge MSCI International Quality Factor ETF	6
iShares Edge MSCI USA Momentum Factor ETF	6
iShares Edge MSCI International Momentum Factor ETF	5
iShares Edge MSCI International Value Factor ETF	5
iShares MSCI EAFE Small-Cap ETF	5

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

PORTFOLIO INFORMATION	19

Portfolio Information  as of October 31, 2019 (continued)

BlackRock LifePath® Smart Beta 2055 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	91%
Short-Term Securities	8
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Min Vol USA ETF	15%
iShares Edge MSCI USA Quality Factor ETF	14
iShares Edge MSCI USA Value Factor ETF	9
SL Liquidity Series, LLC, Money Market Series	8
iShares Core MSCI Emerging Markets ETF	7
iShares Edge MSCI International Quality Factor ETF	6
iShares Edge MSCI International Momentum Factor ETF	6
iShares Edge MSCI USA Momentum Factor ETF	6
iShares Edge MSCI International Value Factor ETF	5
iShares Edge MSCI Min Vol EAFE ETF	5

BlackRock LifePath® Smart Beta 2060 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	93%
Short-Term Securities	6
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Min Vol USA ETF	15%
iShares Edge MSCI USA Quality Factor ETF	14
iShares Edge MSCI USA Value Factor ETF	10
iShares Core MSCI Emerging Markets ETF	8
iShares Edge MSCI Min Vol EAFE ETF	6
iShares MSCI EAFE Small-Cap ETF	6
iShares Edge MSCI USA Momentum Factor ETF	6
SL Liquidity Series, LLC, Money Market Series	6
iShares Edge MSCI International Momentum Factor ETF	5
iShares Edge MSCI International Quality Factor ETF	5

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

20	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Except with respect to BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund, Institutional Shares performance shown prior to the Institutional Shares inception date of November 27, 2012 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. With respect to each Fund’s contractual waiver, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund) were comprised of the Bloomberg Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index®. Between November 27, 2012 (February 28, 2013 for BlackRock LifePath® Smart Beta 2055 Fund only) and November 17, 2016, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2060 Fund) were comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-USA IMI Index, FTSE EPRA Nareit Developed Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

Effective November 18, 2016, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2060 Fund) are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-USA IMI Index, FTSE EPRA Nareit Developed Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index (Series L). The Custom Benchmark of BlackRock LifePath® Smart Beta 2060 Fund, which commenced operations on May 31, 2017, has the same composition. For the year ended October 31, 2019, the BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund did not have any allocation to the Bloomberg Barclays U.S. TIPS Index (Series L). The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index® is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI ACWI ex-USA IMI Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA Nareit Developed Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA Nareit. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Bloomberg Commodity Index is composed of futures contracts on physical commodities. The Bloomberg Commodity Index is designed to minimize concentration in any one commodity or sector. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glide path, as applicable.

ABOUT FUND PERFORMANCE	21

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2019 and held through October 31, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical(a)
	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period(b)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock LifePath® Smart Beta Retirement Fund
Institutional	$1,000.00	$1,050.90	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,050.40	1.64	1,000.00	1,023.60	1.62	0.32
Class K	1,000.00	1,052.00	0.00	1,000.00	1,025.20	0.00	0.00
Class R	1,000.00	1,048.50	3.05	1,000.00	1,022.23	3.01	0.59
BlackRock LifePath® Smart Beta 2020 Fund
Institutional	$1,000.00	$1,049.50	$0.42	$1,000.00	$1,024.80	$0.41	0.08%
Investor A	1,000.00	1,048.00	1.65	1,000.00	1,023.59	1.63	0.32
Class K	1,000.00	1,049.60	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	1,046.60	3.04	1,000.00	1,022.23	3.01	0.59
BlackRock LifePath® Smart Beta 2025 Fund
Institutional	$1,000.00	$1,046.40	$0.44	$1,000.00	$1,024.78	$0.43	0.08%
Investor A	1,000.00	1,044.80	1.67	1,000.00	1,023.58	1.65	0.32
Class K	1,000.00	1,046.30	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	1,043.30	3.04	1,000.00	1,022.23	3.01	0.59

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

The fees and expenses of the underlying funds and master portfolios in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” above for further information on how expenses were calculated.

22	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses  (continued)

Expense Examples (continued)

	Actual			Hypothetical(a)
	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period(b)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period(b)	Annualize Expense Ratio
BlackRock LifePath® Smart Beta 2030 Fund
Institutional	$1,000.00	$1,042.20	$0.41	$1,000.00	$1,024.80	$0.41	0.08%
Investor A	1,000.00	1,040.60	1.68	1,000.00	1,023.56	1.66	0.33
Class K	1,000.00	1,043.20	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	1,039.90	3.03	1,000.00	1,022.23	3.01	0.59
BlackRock LifePath® Smart Beta 2035 Fund
Institutional	$1,000.00	$1,038.50	$0.48	$1,000.00	$1,024.73	$0.48	0.09%
Investor A	1,000.00	1,037.00	1.78	1,000.00	1,023.46	1.77	0.35
Class K	1,000.00	1,039.50	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	1,035.70	3.03	1,000.00	1,022.23	3.01	0.59
BlackRock LifePath® Smart Beta 2040 Fund
Institutional	$1,000.00	$1,033.30	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,031.80	1.77	1,000.00	1,023.46	1.76	0.35
Class K	1,000.00	1,033.30	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	1,030.10	3.02	1,000.00	1,022.23	3.01	0.59
BlackRock LifePath® Smart Beta 2045 Fund
Institutional	$1,000.00	$1,029.40	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,028.20	1.79	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,030.20	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	1,026.80	3.01	1,000.00	1,022.23	3.01	0.59
BlackRock LifePath® Smart Beta 2050 Fund
Institutional	$1,000.00	$1,026.00	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,025.40	1.79	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,026.80	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	1,023.70	3.01	1,000.00	1,022.23	3.01	0.59
BlackRock LifePath® Smart Beta 2055 Fund
Institutional	$1,000.00	$1,022.70	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,021.90	1.76	1,000.00	1,023.46	1.76	0.35
Class K	1,000.00	1,023.50	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	1,020.50	2.97	1,000.00	1,022.27	2.97	0.58
BlackRock LifePath® Smart Beta 2060 Fund
Institutional	$1,000.00	$1,022.70	$0.56	$1,000.00	$1,024.66	$0.56	0.11%
Investor A	1,000.00	1,021.70	1.82	1,000.00	1,023.41	1.82	0.36
Class K	1,000.00	1,023.60	0.04	1,000.00	1,025.17	0.04	0.01
Class R	1,000.00	1,020.90	3.04	1,000.00	1,022.19	3.04	0.60

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

The fees and expenses of the underlying funds and master portfolios in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

DISCLOSURE OF EXPENSES AND DERIVATIVE FINANCIAL INSTRUMENTS	23

Schedule of Investments October 31, 2019	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 110.6%

Equity Funds — 40.4%
iShares Core MSCI Emerging Markets ETF	4,731	$242,085
iShares Edge MSCI International Momentum Factor ETF(a)	6,000	180,540
iShares Edge MSCI International Quality Factor ETF	5,900	182,251
iShares Edge MSCI International Value Factor ETF	7,700	182,336
iShares Edge MSCI Min Vol EAFE ETF	2,013	151,076
iShares Edge MSCI Min Vol Emerging Markets ETF	1,121	65,421
iShares Edge MSCI Min Vol USA ETF	10,233	654,400
iShares Edge MSCI USA Momentum Factor ETF	1,995	239,440
iShares Edge MSCI USA Quality Factor ETF	6,450	609,138
iShares Edge MSCI USA Size Factor ETF(a)	1,900	174,743
iShares Edge MSCI USA Value Factor ETF	4,916	414,763
iShares Global REIT ETF	7,032	201,748
iShares MSCI EAFE Small-Cap ETF(a)	2,868	170,875
Master Small Cap Index Series	$317,125	317,125

		3,785,941

Fixed Income Funds — 60.6%
BlackRock Total Factor Fund, Class K	88,704	931,397
iShares Edge High Yield Defensive Bond ETF(a)	10,080	510,004
iShares Edge Investment Grade Enhanced Bond ETF	27,994	1,479,483
iShares TIPS Bond ETF	6,549	760,077
iShares U.S. Treasury Bond ETF	75,746	1,990,984

		5,671,945

Short-Term Securities — 9.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)	34,688	34,688
SL Liquidity Series, LLC, Money Market Series, 2.02%(b)(c)	866,250	866,423

		901,111

Total Affiliated Investment Companies — 110.6% (Cost: $9,791,905)		10,358,997

Liabilities in Excess of Other Assets — (10.6)%		(989,661)

Net Assets — 100.0%		$9,369,336

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	27,422	7,266	—	34,688	$34,688	$632	$—	$—
BlackRock Total Factor Fund, Class K	67,715	56,374	(35,385)	88,704	931,397	12,907	(3,867)	40,752
iShares Core MSCI Emerging Markets ETF	3,800	2,899	(1,968)	4,731	242,085	3,997	(11,746)	29,614
iShares Edge High Yield Defensive Bond ETF	26,750	2,800	(19,470)	10,080	510,004	40,051	(34,848)	39,321
iShares Edge Investment Grade Enhanced Bond ETF	85,100	10,063	(67,169)	27,994	1,479,483	93,061	9,841	263,862
iShares Edge MSCI International Momentum Factor ETF	—	6,000	—	6,000	180,540	—	—	4,297
iShares Edge MSCI International Quality Factor ETF	—	5,900	—	5,900	182,251	—	—	7,029
iShares Edge MSCI International Value Factor ETF	—	7,700	—	7,700	182,336	—	—	6,784
iShares Edge MSCI Min Vol EAFE ETF	11,351	2,355	(11,693)	2,013	151,076	18,483	76,692	(26,575)

24	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	BlackRock LifePath® Smart Beta Retirement Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI Min Vol Emerging Markets ETF	3,200	210		(2,289)	1,121	$65,421	$3,869		$(7,498)	$15,820
iShares Edge MSCI Min Vol USA ETF	28,523	7,470		(25,760)	10,233	654,400	25,526		292,929	(81,939)
iShares Edge MSCI Multifactor International ETF(c)	30,820	7,342		(38,162)	—	—	19,127		(24,120)	24,839
iShares Edge MSCI Multifactor USA ETF(c)	51,100	17,093		(68,193)	—	—	40,986		22,445	17,202
iShares Edge MSCI Multifactor USA Small-Cap ETF(c)	13,100	—		(13,100)	—	—	4,874		65,859	(68,665)
iShares Edge MSCI USA Momentum Factor ETF	—	2,145		(150)	1,995	239,440	—		(329)	1,636
iShares Edge MSCI USA Quality Factor ETF	—	7,050		(600)	6,450	609,138	—		(1,031)	13,207
iShares Edge MSCI USA Size Factor ETF	—	1,900		—	1,900	174,743	—		—	2,144
iShares Edge MSCI USA Value Factor ETF	—	5,416		(500)	4,916	414,763	—		(514)	11,479
iShares Global REIT ETF	2,440	6,009		(1,417)	7,032	201,748	3,225		761	16,856
iShares MSCI EAFE Small-Cap ETF	—	3,368		(500)	2,868	170,875	—		(379)	6,475
iShares TIPS Bond ETF	10,247	2,888		(6,586)	6,549	760,077	17,153		(7,506)	64,714
iShares U.S. Treasury Bond ETF	—	108,617		(32,871)	75,746	1,990,984	23,600		7,010	73,664
Master Small Cap Index Series(b)	$ —	$317,125	(d)	$ —	$317,125	317,125	(155)		(1,138)	9,424
SL Liquidity Series, LLC, Money Market Series(b)	—	866,250		—	866,250	866,423	3,049	(e)	204	—

						$10,358,997	$310,385		$382,765	$471,940

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$9,175,449	$—	$—	$9,175,449

Investments Valued at NAV(b)				1,183,548

Total Investments.				$10,358,997

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments October 31, 2019	BlackRock LifePath® Smart Beta 2020 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(a) — 103.4%

Equity Funds — 41.2%
iShares Core MSCI Emerging Markets ETF	7,382	$377,737
iShares Edge MSCI International Momentum Factor ETF	10,700	321,963
iShares Edge MSCI International Quality Factor ETF	10,300	318,167
iShares Edge MSCI International Value Factor ETF	12,900	305,472
iShares Edge MSCI Min Vol EAFE ETF	3,289	246,839
iShares Edge MSCI Min Vol Emerging Markets ETF	2,031	118,529
iShares Edge MSCI Min Vol USA ETF	16,911	1,081,458
iShares Edge MSCI USA Momentum Factor ETF	3,332	399,907
iShares Edge MSCI USA Quality Factor ETF	10,600	1,001,064
iShares Edge MSCI USA Size Factor ETF	3,300	303,501
iShares Edge MSCI USA Value Factor ETF	8,178	689,978
iShares Global REIT ETF	11,617	333,292
iShares MSCI EAFE Small-Cap ETF	3,994	237,963
Master Small Cap Index Series	$512,698	512,698

		6,248,568

Fixed Income Funds — 62.2%
BlackRock Total Factor Fund, Class K	147,069	1,544,228
iShares Edge High Yield Defensive Bond ETF	16,610	840,393
iShares Edge Investment Grade Enhanced Bond ETF	47,291	2,499,329
iShares TIPS Bond ETF	10,696	1,241,378
iShares U.S. Treasury Bond ETF	126,344	3,320,952

		9,446,280

Total Affiliated Investment Companies — 103.4% (Cost: $14,686,899)		15,694,848

Liabilities in Excess of Other Assets — (3.4)%		(516,808)

Net Assets — 100.0%		$15,178,040

(a)

During the year ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)(c)	690,735	—	(690,735)	—	$—	$1,208	$—	$—
BlackRock Total Factor Fund, Class K	109,761	108,449	(71,141)	147,069	1,544,228	24,121	(1,810)	71,921
iShares Core MSCI Emerging Markets ETF	8,000	4,145	(4,763)	7,382	377,737	9,495	(24,781)	58,402
iShares Edge High Yield Defensive Bond ETF	43,340	6,220	(32,950)	16,610	840,393	71,364	(53,879)	65,619
iShares Edge Investment Grade Enhanced Bond ETF	128,200	23,239	(104,148)	47,291	2,499,329	157,933	65,174	421,503
iShares Edge MSCI International Momentum Factor ETF	—	11,600	(900)	10,700	321,963	—	456	7,662
iShares Edge MSCI International Quality Factor ETF	—	11,500	(1,200)	10,300	318,167	—	(710)	12,270
iShares Edge MSCI International Value Factor ETF	—	14,900	(2,000)	12,900	305,472	—	(1,065)	11,365
iShares Edge MSCI Min Vol EAFE ETF	18,238	2,758	(17,707)	3,289	246,839	34,171	146,092	(58,822)
iShares Edge MSCI Min Vol Emerging Markets ETF	5,800	677	(4,446)	2,031	118,529	7,443	(15,207)	30,547
iShares Edge MSCI Min Vol USA ETF	45,387	11,325	(39,801)	16,911	1,081,458	45,439	463,773	(95,585)
iShares Edge MSCI Multifactor International ETF(c)	61,374	13,185	(74,559)	—	—	44,951	145,982	(140,824)
iShares Edge MSCI Multifactor USA ETF(c)	100,843	38,858	(139,701)	—	—	91,628	68,853	27,204
iShares Edge MSCI Multifactor USA Small-Cap ETF(c)	19,930	—	(19,930)	—	—	8,850	99,258	(99,679)
iShares Edge MSCI USA Momentum Factor ETF	—	4,132	(800)	3,332	399,907	—	(1,526)	2,709
iShares Edge MSCI USA Quality Factor ETF	—	13,200	(2,600)	10,600	1,001,064	—	(4,456)	22,096
iShares Edge MSCI USA Size Factor ETF	—	3,700	(400)	3,300	303,501	—	277	3,724
iShares Edge MSCI USA Value Factor ETF	—	10,278	(2,100)	8,178	689,978	—	(4,689)	19,010
iShares Global REIT ETF	8,490	8,129	(5,002)	11,617	333,292	9,086	2,828	39,961
iShares MSCI EAFE Small-Cap ETF	—	6,044	(2,050)	3,994	237,963	—	(919)	9,569

26	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	BlackRock LifePath® Smart Beta 2020 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares TIPS Bond ETF	15,196	5,799		(10,299)	10,696	$1,241,378	$29,998		$(3,450)	$102,137
iShares U.S. Treasury Bond ETF	—	196,434		(70,090)	126,344	3,320,952	43,201		23,000	130,271
Master Small Cap Index Series(b)	$—	$512,698	(d)	$—	$512,698	512,698	(299)		(2,199)	18,208
SL Liquidity Series, LLC, Money Market Series(c)	—	—		—	—	—	5,490	(e)	252	—

						$15,694,848	$584,079		$901,254	$659,268

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$15,182,150	$—	$—	$15,182,150

Investments Valued at NAV(b)				512,698

Total Investments.				$15,694,848

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments October 31, 2019	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 108.0%

Equity Funds — 55.3%
iShares Core MSCI Emerging Markets ETF	16,649	$851,930
iShares Edge MSCI International Momentum Factor ETF	23,241	699,322
iShares Edge MSCI International Quality Factor ETF	22,637	699,257
iShares Edge MSCI International Value Factor ETF	27,677	655,392
iShares Edge MSCI Min Vol EAFE ETF	7,937	595,672
iShares Edge MSCI Min Vol Emerging Markets ETF	4,334	252,932
iShares Edge MSCI Min Vol USA ETF	31,505	2,014,745
iShares Edge MSCI USA Momentum Factor ETF	6,157	738,963
iShares Edge MSCI USA Quality Factor ETF	19,596	1,850,646
iShares Edge MSCI USA Size Factor ETF(a)	6,200	570,214
iShares Edge MSCI USA Value Factor ETF	15,249	1,286,558
iShares Global REIT ETF	19,091	547,721
iShares MSCI EAFE Small-Cap ETF(a)	9,978	594,489
Master Small Cap Index Series	$667,985	667,985

		12,025,826

Fixed Income Funds — 45.2%
BlackRock Total Factor Fund, Class K	154,995	1,627,450
iShares Edge High Yield Defensive Bond ETF(a)	16,770	848,488
iShares Edge Investment Grade Enhanced Bond ETF	47,499	2,510,322
iShares TIPS Bond ETF	13,116	1,522,243
iShares U.S. Treasury Bond ETF	126,622	3,328,259

		9,836,762

Short-Term Securities — 7.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)	79,633	79,633
SL Liquidity Series, LLC, Money Market Series, 2.02%(b)(c)	1,548,558	1,548,867

		1,628,500

Total Affiliated Investment Companies — 108.0% (Cost: $21,969,482)		23,491,088

Liabilities in Excess of Other Assets — (8.0)%		(1,734,552)

Net Assets — 100.0%		$21,756,536

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	79,633	—	79,633	$79,633	$1,531	$—	$—
BlackRock Total Factor Fund, Class K	141,916	75,135	(62,056)	154,995	1,627,450	32,176	(3,755)	97,332
iShares Core MSCI Emerging Markets ETF	13,442	10,131	(6,924)	16,649	851,930	16,495	(57,604)	119,039
iShares Edge High Yield Defensive Bond ETF	57,800	600	(41,630)	16,770	848,488	100,564	(66,795)	85,684
iShares Edge Investment Grade Enhanced Bond ETF	117,135	15,743	(85,379)	47,499	2,510,322	149,378	54,139	404,176
iShares Edge MSCI International Momentum Factor ETF	—	23,941	(700)	23,241	699,322	—	350	16,643
iShares Edge MSCI International Quality Factor ETF	—	23,737	(1,100)	22,637	699,257	—	(659)	26,929
iShares Edge MSCI International Value Factor ETF	—	30,677	(3,000)	27,677	655,392	—	(1,598)	24,218
iShares Edge MSCI Min Vol EAFE ETF	24,725	5,169	(21,957)	7,937	595,672	46,540	104,574	17,724

28	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	BlackRock LifePath® Smart Beta 2025 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI Min Vol Emerging Markets ETF	6,900	914		(3,480)	4,334	$252,932	$9,781		$(12,771)	$34,789
iShares Edge MSCI Min Vol USA ETF	62,040	9,584		(40,119)	31,505	2,014,745	60,812		350,347	135,342
iShares Edge MSCI Multifactor International ETF(c)	105,362	29,970		(135,332)	—	—	77,414		229,582	(230,482)
iShares Edge MSCI Multifactor USA ETF(c)	172,974	51,659		(224,633)	—	—	157,620		387,184	(242,755)
iShares Edge MSCI Multifactor USA Small-Cap ETF(c) .	22,012	1,300		(23,312)	—	—	9,691		95,987	(101,341)
iShares Edge MSCI USA Momentum Factor ETF	—	7,157		(1,000)	6,157	738,963	—		(1,854)	4,962
iShares Edge MSCI USA Quality Factor ETF	—	22,696		(3,100)	19,596	1,850,646	—		(4,852)	40,388
iShares Edge MSCI USA Size Factor ETF	—	6,400		(200)	6,200	570,214	—		237	6,996
iShares Edge MSCI USA Value Factor ETF	—	17,449		(2,200)	15,249	1,286,558	—		(4,559)	34,937
iShares Global REIT ETF	51,394	3,423		(35,726)	19,091	547,721	39,095		67,505	86,482
iShares MSCI EAFE Small-Cap ETF	—	12,678		(2,700)	9,978	594,489	—		(1,329)	22,830
iShares TIPS Bond ETF	14,888	7,308		(9,080)	13,116	1,522,243	31,442		(9,245)	105,185
iShares U.S. Treasury Bond ETF	—	170,526		(43,904)	126,622	3,328,259	34,082		17,338	99,506
Master Small Cap Index Series(b)	$—	$667,985	(d)	$—	$667,985	667,985	(350)		(2,672)	22,022
SL Liquidity Series, LLC, Money Market Series(b)	5,109,629	—		(3,561,071)	1,548,558	1,548,867	6,857	(e)	(90)	5

						$23,491,088	$773,128		$1,139,460	$810,611

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$21,274,236	$—	$—	$21,274,236

Investments Valued at NAV(b)				2,216,852

Total Investments				$23,491,088

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments October 31, 2019	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 107.7%

Equity Funds — 67.8%
iShares Core MSCI Emerging Markets ETF	21,628	$1,106,705
iShares Edge MSCI International Momentum Factor ETF	28,800	866,592
iShares Edge MSCI International Quality Factor ETF	27,700	855,653
iShares Edge MSCI International Value Factor ETF	35,800	847,744
iShares Edge MSCI Min Vol EAFE ETF	9,832	737,892
iShares Edge MSCI Min Vol Emerging Markets ETF	4,828	281,762
iShares Edge MSCI Min Vol USA ETF	38,193	2,442,443
iShares Edge MSCI USA Momentum Factor ETF	7,497	899,790
iShares Edge MSCI USA Quality Factor ETF	23,634	2,231,995
iShares Edge MSCI USA Size Factor ETF(a)	7,300	671,381
iShares Edge MSCI USA Value Factor ETF	18,133	1,529,881
iShares Global REIT ETF	23,494	674,043
iShares MSCI EAFE Small-Cap ETF(a)	12,329	734,562
Master Small Cap Index Series	$577,133	577,133

		14,457,576

Fixed Income Funds — 33.3%
BlackRock Total Factor Fund, Class K	105,099	1,103,540
iShares Edge High Yield Defensive Bond ETF(a)	12,614	638,213
iShares Edge Investment Grade Enhanced Bond ETF	33,513	1,771,162
iShares TIPS Bond ETF	10,895	1,264,474
iShares U.S. Treasury Bond ETF	88,892	2,336,526

		7,113,915

Short-Term Securities — 6.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)	74,626	74,626
SL Liquidity Series, LLC, Money Market Series, 2.02%(b)(c)	1,340,386	1,340,654

		1,415,280

Total Affiliated Investment Companies — 107.7% (Cost: $21,406,196)		22,986,771

Liabilities in Excess of Other Assets — (7.7)%		(1,647,911)

Net Assets — 100.0%		$21,338,860

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	71,687	2,939	—	74,626	$74,626	$1,679	$—	$—
BlackRock Total Factor Fund, Class K	144,461	28,399	(67,761)	105,099	1,103,540	28,219	(538)	102,857
iShares Core MSCI Emerging Markets ETF	16,530	14,632	(9,534)	21,628	1,106,705	20,104	(81,729)	155,072
iShares Edge High Yield Defensive Bond ETF	57,570	700	(45,656)	12,614	638,213	101,800	(55,793)	80,365
iShares Edge Investment Grade Enhanced Bond ETF	70,465	16,785	(53,737)	33,513	1,771,162	97,057	36,061	269,574
iShares Edge MSCI International Momentum Factor ETF	—	30,400	(1,600)	28,800	866,592	—	245	20,624
iShares Edge MSCI International Quality Factor ETF	—	30,200	(2,500)	27,700	855,653	—	(1,302)	32,999
iShares Edge MSCI International Value Factor ETF	—	39,000	(3,200)	35,800	847,744	—	(1,558)	31,540
iShares Edge MSCI Min Vol EAFE ETF	23,564	6,839	(20,571)	9,832	737,892	44,095	36,260	89,096

30	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	BlackRock LifePath® Smart Beta 2030 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI Min Vol Emerging Markets ETF	6,900	1,288		(3,360)	4,828	$281,762	$9,171		$(12,106)	$32,528
iShares Edge MSCI Min Vol USA ETF	60,986	11,806		(34,599)	38,193	2,442,443	58,489		81,770	391,592
iShares Edge MSCI Multifactor International ETF(c)	130,460	49,916		(180,376)	—	—	97,011		251,963	(268,096)
iShares Edge MSCI Multifactor USA ETF(c)	216,595	70,267		(286,862)	—	—	190,537		784,577	(598,296)
iShares Edge MSCI Multifactor USA Small-Cap ETF(c)	17,500	2,500		(20,000)	—	—	8,144		71,963	(72,358)
iShares Edge MSCI USA Momentum Factor ETF	—	8,797		(1,300)	7,497	899,790	—		(1,950)	6,175
iShares Edge MSCI USA Quality Factor ETF	—	27,734		(4,100)	23,634	2,231,995	—		(4,581)	49,324
iShares Edge MSCI USA Size Factor ETF	—	7,700		(400)	7,300	671,381	—		365	8,237
iShares Edge MSCI USA Value Factor ETF	—	21,233		(3,100)	18,133	1,529,881	—		(4,741)	42,152
iShares Global REIT ETF	85,696	11,140		(73,342)	23,494	674,043	61,350		127,857	113,072
iShares MSCI EAFE Small-Cap ETF	—	15,929		(3,600)	12,329	734,562	—		(404)	29,393
iShares TIPS Bond ETF	10,434	8,822		(8,361)	10,895	1,264,474	23,879		(1,889)	75,722
iShares U.S. Treasury Bond ETF	—	123,112		(34,220)	88,892	2,336,526	19,212		10,529	51,396
Master Small Cap Index Series(b)	$—	$577,133	(d)	$—	$577,133	577,133	(292)		(2,277)	18,714
SL Liquidity Series, LLC, Money Market Series(b)	3,383,360	—		(2,042,974)	1,340,386	1,340,654	4,974	(e)	82	—

						$22,986,771	$765,429		$1,232,804	$661,682

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$21,068,984	$—	$—	$21,068,984

Investments Valued at NAV(b)				1,917,787

Total Investments				$22,986,771

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments October 31, 2019	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 109.8%

Equity Funds — 79.5%
iShares Core MSCI Emerging Markets ETF	18,289	$935,848
iShares Edge MSCI International Momentum Factor ETF(a)	24,300	731,187
iShares Edge MSCI International Quality Factor ETF(a)	23,600	729,004
iShares Edge MSCI International Value Factor ETF	29,900	708,032
iShares Edge MSCI Min Vol EAFE ETF	8,645	648,807
iShares Edge MSCI Min Vol Emerging Markets ETF	3,898	227,488
iShares Edge MSCI Min Vol USA ETF	31,070	1,986,926
iShares Edge MSCI USA Momentum Factor ETF	6,169	740,403
iShares Edge MSCI USA Quality Factor ETF	19,449	1,836,764
iShares Edge MSCI USA Size Factor ETF(a)	6,000	551,820
iShares Edge MSCI USA Value Factor ETF	14,787	1,247,579
iShares Global REIT ETF	19,808	568,292
iShares MSCI EAFE Small-Cap ETF(a)	10,865	647,337
Master Small Cap Index Series	$383,321	383,321

		11,942,808

Fixed Income Funds — 21.8%
BlackRock Total Factor Fund, Class K	46,794	491,334
iShares Edge High Yield Defensive Bond ETF	5,957	301,398
iShares Edge Investment Grade Enhanced Bond ETF	15,148	800,572
iShares TIPS Bond ETF	5,785	671,407
iShares U.S. Treasury Bond ETF	38,241	1,005,165

		3,269,876

Short-Term Securities — 8.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)	31,928	31,928
SL Liquidity Series, LLC, Money Market Series, 2.02%(b)(c)	1,241,259	1,241,507

		1,273,435

Total Affiliated Investment Companies — 109.8% (Cost: $15,504,137)		16,486,119

Liabilities in Excess of Other Assets — (9.8)%		(1,476,820)

Net Assets — 100.0%		$15,009,299

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	87,459	—	(55,531)	31,928	$31,928	$1,343	$—	$—
BlackRock Total Factor Fund, Class K	108,780	16,916	(78,902)	46,794	491,334	24,396	12,946	65,997
iShares Core MSCI Emerging Markets ETF	15,770	12,767	(10,248)	18,289	935,848	19,883	(84,471)	151,492
iShares Edge High Yield Defensive Bond ETF	26,180	350	(20,573)	5,957	301,398	58,041	(3,476)	36,924
iShares Edge Investment Grade Enhanced Bond ETF	31,700	5,597	(22,149)	15,148	800,572	42,989	16,497	117,499
iShares Edge MSCI International Momentum Factor ETF	—	26,000	(1,700)	24,300	731,187	—	(224)	17,401
iShares Edge MSCI International Quality Factor ETF	—	25,800	(2,200)	23,600	729,004	—	(177)	28,115
iShares Edge MSCI International Value Factor ETF	—	33,400	(3,500)	29,900	708,032	—	(1,864)	26,342
iShares Edge MSCI Min Vol EAFE ETF	17,300	5,981	(14,636)	8,645	648,807	32,247	(2,197)	94,232
iShares Edge MSCI Min Vol Emerging Markets ETF	5,100	960	(2,162)	3,898	227,488	6,870	(5,810)	22,752

32	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	BlackRock LifePath® Smart Beta 2035 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI Min Vol USA ETF	44,693	16,522		(30,145)	31,070	$1,986,926	$40,839		$30,130	$295,721
iShares Edge MSCI Multifactor International ETF(c)	123,209	53,688		(176,897)	—	—	92,514		248,010	(251,383)
iShares Edge MSCI Multifactor USA ETF(c)	203,686	67,534		(271,220)	—	—	182,561		835,452	(666,754)
iShares Edge MSCI Multifactor USA Small-Cap ETF(c)	9,400	2,000		(11,400)	—	—	5,076		41,183	(40,502)
iShares Edge MSCI USA Momentum Factor ETF	—	7,149		(980)	6,169	740,403	—		(2,017)	4,997
iShares Edge MSCI USA Quality Factor ETF	—	22,589		(3,140)	19,449	1,836,764	—		(5,432)	40,471
iShares Edge MSCI USA Size Factor ETF	—	6,400		(400)	6,000	551,820	—		(262)	6,770
iShares Edge MSCI USA Value Factor ETF	—	17,117		(2,330)	14,787	1,247,579	—		(5,720)	34,299
iShares Global REIT ETF	87,630	12,091		(79,913)	19,808	568,292	62,672		143,132	98,421
iShares MSCI EAFE Small-Cap ETF	—	13,765		(2,900)	10,865	647,337	—		(1,500)	25,595
iShares TIPS Bond ETF	5,137	7,036		(6,388)	5,785	671,407	12,633		(1,218)	35,991
iShares U.S. Treasury Bond ETF	—	54,295		(16,054)	38,241	1,005,165	6,178		5,440	11,884
Master Small Cap Index Series(b)	$—	$383,321	(d)	$—	$383,321	383,321	(192)		(1,492)	12,013
SL Liquidity Series, LLC, Money Market Series(b)	—	1,241,259		—	1,241,259	1,241,507	2,923	(e)	197	—

						$16,486,119	$590,973		$1,217,127	$168,277

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$14,861,291	$—	$—	$14,861,291

Investments Valued at NAV(b)				1,624,828

Total Investments				$16,486,119

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments October 31, 2019	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 112.7%

Equity Funds — 91.0%
iShares Core MSCI Emerging Markets ETF	22,539	$1,153,321
iShares Edge MSCI International Momentum Factor ETF(a)	28,800	866,592
iShares Edge MSCI International Quality Factor ETF	28,400	877,276
iShares Edge MSCI International Value Factor ETF	35,900	850,112
iShares Edge MSCI Min Vol EAFE ETF	10,661	800,108
iShares Edge MSCI Min Vol Emerging Markets ETF	4,963	289,641
iShares Edge MSCI Min Vol USA ETF	36,908	2,360,267
iShares Edge MSCI USA Momentum Factor ETF	7,150	858,143
iShares Edge MSCI USA Quality Factor ETF	22,886	2,161,354
iShares Edge MSCI USA Size Factor ETF(a)	6,800	625,396
iShares Edge MSCI USA Value Factor ETF	17,644	1,488,624
iShares Global REIT ETF	23,454	672,895
iShares MSCI EAFE Small-Cap ETF(a)	13,465	802,245
Master Small Cap Index Series	$365,457	365,457

		14,171,431

Fixed Income Funds — 11.4%
BlackRock Total Factor Fund, Class K	25,234	264,961
iShares Edge High Yield Defensive Bond ETF(a)	3,050	154,316
iShares Edge Investment Grade Enhanced Bond ETF	7,282	384,854
iShares TIPS Bond ETF	4,044	469,346
iShares U.S. Treasury Bond ETF	19,080	501,518

		1,774,995

Short-Term Securities — 10.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)	51,344	51,344
SL Liquidity Series, LLC, Money Market Series, 2.02%(b)(c)	1,552,103	1,552,413

		1,603,757

Total Affiliated Investment Companies — 112.7% (Cost: $16,814,679)		17,550,183

Liabilities in Excess of Other Assets — (12.7)%		(1,975,849)

Net Assets — 100.0%		$15,574,334

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	51,066	278	—	51,344	$51,344	$1,096	$—	$—
BlackRock Total Factor Fund, Class K	93,440	13,852	(82,058)	25,234	264,961	20,405	21,063	51,153
iShares Core MSCI Emerging Markets ETF	16,975	12,753	(7,189)	22,539	1,153,321	20,799	(57,974)	135,972
iShares Edge High Yield Defensive Bond ETF	5,500	6,550	(9,000)	3,050	154,316	23,272	5,889	17,829
iShares Edge Investment Grade Enhanced Bond ETF	12,330	4,652	(9,700)	7,282	384,854	13,200	4,819	33,666
iShares Edge MSCI International Momentum Factor ETF	—	28,800	—	28,800	866,592	—	—	20,624
iShares Edge MSCI International Quality Factor ETF	—	28,600	(200)	28,400	877,276	—	(135)	33,833
iShares Edge MSCI International Value Factor ETF	—	37,000	(1,100)	35,900	850,112	—	(586)	31,628
iShares Edge MSCI Min Vol EAFE ETF	13,404	3,631	(6,374)	10,661	800,108	23,736	(12,811)	89,987

34	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	BlackRock LifePath® Smart Beta 2040 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI Min Vol Emerging Markets ETF	4,000	1,863		(900)	4,963	$289,641	$5,368		$(2,036)	$18,422
iShares Edge MSCI Min Vol USA ETF	34,808	22,947		(20,847)	36,908	2,360,267	30,571		9,902	235,571
iShares Edge MSCI Multifactor International ETF(c)	128,301	49,325		(177,626)	—	—	97,996		277,313	(291,290)
iShares Edge MSCI Multifactor USA ETF(c)	212,023	60,133		(272,156)	—	—	188,602		1,069,474	(887,411)
iShares Edge MSCI Multifactor USA Small-Cap ETF(c)	5,870	3,500		(9,370)	—	—	3,590		28,202	(27,401)
iShares Edge MSCI USA Momentum Factor ETF	—	7,660		(510)	7,150	858,143	—		(813)	5,771
iShares Edge MSCI USA Quality Factor ETF	—	24,446		(1,560)	22,886	2,161,354	—		(1,646)	47,458
iShares Edge MSCI USA Size Factor ETF	—	6,800		—	6,800	625,396	—		—	7,673
iShares Edge MSCI USA Value Factor ETF	—	18,644		(1,000)	17,644	1,488,624	—		(1,841)	40,730
iShares Global REIT ETF	95,076	10,519		(82,141)	23,454	672,895	68,678		149,940	113,377
iShares MSCI EAFE Small-Cap ETF	—	15,015		(1,550)	13,465	802,245	—		15	32,154
iShares TIPS Bond ETF	2,130	3,129		(1,215)	4,044	469,346	6,450		(481)	16,814
iShares U.S. Treasury Bond ETF	—	22,529		(3,449)	19,080	501,518	1,639		870	1,377
Master Small Cap Index Series(b)	$—	$365,457	(d)	$—	$365,457	365,457	(176)		(1,325)	10,966
SL Liquidity Series, LLC, Money Market Series(b)	—	1,552,103		—	1,552,103	1,552,413	3,230	(e)	287	—

						$17,550,183	$508,456		$1,488,126	$(261,097)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$15,632,313	$—	$—	$15,632,313

Investments Valued at NAV(b)				1,917,870

Total Investments				$17,550,183

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments October 31, 2019	BlackRock LifePath® Smart Beta 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 115.1%

Equity Funds — 96.8%
iShares Core MSCI Emerging Markets ETF	17,116	$875,826
iShares Edge MSCI International Momentum Factor ETF	22,400	674,016
iShares Edge MSCI International Quality Factor ETF	21,700	670,313
iShares Edge MSCI International Value Factor ETF	27,500	651,200
iShares Edge MSCI Min Vol EAFE ETF	8,260	619,913
iShares Edge MSCI Min Vol Emerging Markets ETF	3,903	227,779
iShares Edge MSCI Min Vol USA ETF	27,713	1,772,246
iShares Edge MSCI USA Momentum Factor ETF(a)	5,425	651,109
iShares Edge MSCI USA Quality Factor ETF	16,950	1,600,758
iShares Edge MSCI USA Size Factor ETF	5,200	478,244
iShares Edge MSCI USA Value Factor ETF	13,047	1,100,775
iShares Global REIT ETF	18,072	518,486
iShares MSCI EAFE Small-Cap ETF(a)	10,381	618,500
Master Small Cap Index Series	$229,127	229,127

		10,688,292

Fixed Income Funds — 4.4%
iShares Edge High Yield Defensive Bond ETF(a)	6,700	338,990
iShares TIPS Bond ETF	1,282	148,789

		487,779

Short-Term Securities — 13.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)	57,182	57,182
SL Liquidity Series, LLC, Money Market Series, 2.02%(b)(c)	1,471,860	1,472,154

		1,529,336

Total Affiliated Investment Companies — 115.1% (Cost: $12,265,534)		12,705,407

Liabilities in Excess of Other Assets — (15.1)%		(1,670,058)

Net Assets — 100.0%		$11,035,349

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

	Shares/ Investment Value Held at	Shares/ Investment Value	Shares/ Investment Value	Shares/ Investment Value Held at	Value at		Net Realized Gain	Change in Unrealized Appreciation
Affiliated Persons and/or Related Parties	10/31/18	Purchased	Sold	10/31/19	10/31/19	Income	(Loss)(a)	(Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	29,205	27,977	—	57,182	$57,182	$981	$—	$—
BlackRock Total Factor Fund, Class K(c)	74,125	8,973	(83,098)	—	—	16,515	35,844	22,331
iShares Core MSCI Emerging Markets ETF	14,160	10,856	(7,900)	17,116	875,826	18,284	(61,574)	124,958
iShares Edge High Yield Defensive Bond ETF	4,300	4,300	(1,900)	6,700	338,990	9,725	(5,461)	7,632
iShares Edge MSCI International Momentum Factor ETF	—	22,600	(200)	22,400	674,016	—	104	16,040
iShares Edge MSCI International Quality Factor ETF	—	22,400	(700)	21,700	670,313	—	(99)	25,851
iShares Edge MSCI International Value Factor ETF	—	29,000	(1,500)	27,500	651,200	—	(799)	24,227
iShares Edge MSCI Min Vol EAFE ETF	7,707	5,964	(5,411)	8,260	619,913	13,899	(7,668)	55,824
iShares Edge MSCI Min Vol Emerging Markets ETF	2,400	2,332	(829)	3,903	227,779	3,293	(1,033)	11,764
iShares Edge MSCI Min Vol USA ETF	20,278	22,640	(15,205)	27,713	1,772,246	17,529	14,693	121,891
iShares Edge MSCI Multifactor International ETF(c)	107,991	46,755	(154,746)	—	—	86,875	202,081	(210,033)
iShares Edge MSCI Multifactor USA ETF(c)	178,289	54,589	(232,878)	—	—	162,894	816,319	(653,091)
iShares Edge MSCI Multifactor USA Small-Cap ETF(c)	4,050	3,100	(7,150)	—	—	2,742	18,168	(13,801)

36	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	BlackRock LifePath® Smart Beta 2045 Fund

	Shares/ Investment Value Held at	Shares/ Investment Value		Shares/ Investment Value	Shares/ Investment Value Held at	Value at			Net Realized Gain	Change in Unrealized Appreciation
Affiliated Persons and/or Related Parties	10/31/18	Purchased		Sold	10/31/19	10/31/19	Income		(Loss)(a)	(Depreciation)

iShares Edge MSCI USA Momentum Factor ETF	—	5,905		(480)	5,425	$651,109	$—		$(966)	$4,375
iShares Edge MSCI USA Quality Factor ETF	—	18,560		(1,610)	16,950	1,600,758	—		(2,755)	35,088
iShares Edge MSCI USA Size Factor ETF	—	5,300		(100)	5,200	478,244	—		112	5,868
iShares Edge MSCI USA Value Factor ETF	—	14,337		(1,290)	13,047	1,100,775	—		(2,559)	30,161
iShares Global REIT ETF	84,975	10,800		(77,703)	18,072	518,486	61,008		134,517	87,227
iShares MSCI EAFE Small-Cap ETF	—	12,081		(1,700)	10,381	618,500	—		(727)	23,793
iShares TIPS Bond ETF	540	1,320		(578)	1,282	148,789	2,034		232	4,036
Master Small Cap Index Series(b)	$—	$229,127	(d)	$—	$229,127	229,127	(117)		(858)	7,107
SL Liquidity Series, LLC, Money Market Series(b)	—	1,471,860		—	1,471,860	1,472,154	1,808	(e)	(51)	—

						$12,705,407	$397,470		$1,137,520	$(268,752)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$11,004,126	$—	$—	$11,004,126

Investments Valued at NAV(b)				1,701,281

Total Investments.				$12,705,407

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments October 31, 2019	BlackRock LifePath® Smart Beta 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 117.6%

Equity Funds — 103.4%
iShares Core MSCI Emerging Markets ETF	21,479	$1,099,081
iShares Edge MSCI International Momentum Factor ETF	26,600	800,394
iShares Edge MSCI International Quality Factor ETF	26,400	815,496
iShares Edge MSCI International Value Factor ETF	33,000	781,440
iShares Edge MSCI Min Vol EAFE ETF	10,230	767,762
iShares Edge MSCI Min Vol Emerging Markets ETF	4,586	267,639
iShares Edge MSCI Min Vol USA ETF	34,040	2,176,858
iShares Edge MSCI USA Momentum Factor ETF(a)	6,705	804,734
iShares Edge MSCI USA Quality Factor ETF	21,054	1,988,340
iShares Edge MSCI USA Size Factor ETF	6,119	562,764
iShares Edge MSCI USA Value Factor ETF	16,149	1,362,491
iShares Global REIT ETF	22,119	634,594
iShares MSCI EAFE Small-Cap ETF(a)	12,901	768,642
Master Small Cap Index Series	$257,600	257,600

		13,087,835

Fixed Income Funds — 1.5%
iShares Edge High Yield Defensive Bond ETF(a)	2,750	139,138
iShares TIPS Bond ETF	452	52,459

		191,597

Short-Term Securities — 12.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)	50,340	50,340
SL Liquidity Series, LLC, Money Market Series, 2.02%(b)(c)	1,558,209	1,558,521

		1,608,861

Total Affiliated Investment Companies — 117.6% (Cost: $14,504,826)		14,888,293

Liabilities in Excess of Other Assets — (17.6)%		(2,228,144)

Net Assets — 100.0%		$12,660,149

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	74,241	—	(23,901)	50,340	$50,340	$1,133	$—	$—
BlackRock Total Factor Fund, Class K(c)	76,175	11,323	(87,498)	—	—	16,615	32,480	27,864
iShares Core MSCI Emerging Markets ETF	16,071	12,765	(7,357)	21,479	1,099,081	20,238	(56,683)	131,224
iShares Edge High Yield Defensive Bond ETF	3,200	250	(700)	2,750	139,138	8,225	(1,025)	6,515
iShares Edge MSCI International Momentum Factor ETF	—	26,600	—	26,600	800,394	—	—	19,048
iShares Edge MSCI International Quality Factor ETF	—	26,400	—	26,400	815,496	—	—	31,450
iShares Edge MSCI International Value Factor ETF	—	34,100	(1,100)	33,000	781,440	—	(586)	29,073
iShares Edge MSCI Min Vol EAFE ETF	5,400	9,605	(4,775)	10,230	767,762	8,205	(7,381)	47,860
iShares Edge MSCI Min Vol Emerging Markets ETF	1,400	3,688	(502)	4,586	267,639	1,915	(991)	9,835
iShares Edge MSCI Min Vol USA ETF	14,300	32,135	(12,395)	34,040	2,176,858	10,928	7,381	74,240
iShares Edge MSCI Multifactor International ETF(c)	120,033	62,917	(182,950)	—	—	96,422	268,364	(280,636)
iShares Edge MSCI Multifactor USA ETF(c)	197,957	69,045	(267,002)	—	—	180,714	1,037,876	(856,203)
iShares Edge MSCI Multifactor USA Small-Cap ETF(c)	3,500	4,550	(8,050)	—	—	2,757	19,216	(10,872)

38	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	BlackRock LifePath® Smart Beta 2050 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI USA Momentum Factor ETF	—	7,025		(320)	6,705	$804,734	$—		$(668)	$5,476
iShares Edge MSCI USA Quality Factor ETF	—	22,119		(1,065)	21,054	1,988,340	—		(1,680)	43,663
iShares Edge MSCI USA Size Factor ETF	—	6,119		—	6,119	562,764	—		—	6,935
iShares Edge MSCI USA Value Factor ETF	—	16,859		(710)	16,149	1,362,491	—		(838)	37,731
iShares Global REIT ETF	94,214	14,085		(86,180)	22,119	634,594	65,559		131,545	107,825
iShares MSCI EAFE Small-Cap ETF	—	14,041		(1,140)	12,901	768,642	—		(1,022)	30,583
iShares TIPS Bond ETF	—	465		(13)	452	52,459	389		4	284
Master Small Cap Index Series(b)	$—	$257,600	(d)	$—	$257,600	257,600	(126)		(924)	7,655
SL Liquidity Series, LLC, Money Market Series(b)	—	1,558,209		—	1,558,209	1,558,521	2,157	(e)	(2)	—

						$14,888,293	$415,131		$1,425,066	$(530,450)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$13,072,172	$—	$—	$13,072,172

Investments Valued at NAV(b)				1,816,121

Total Investments				$14,888,293

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments October 31, 2019	BlackRock LifePath® Smart Beta 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 109.1%

Equity Funds — 99.0%
iShares Core MSCI Emerging Markets ETF	13,999	$716,329
iShares Edge MSCI International Momentum Factor ETF	18,200	547,638
iShares Edge MSCI International Quality Factor ETF	17,800	549,842
iShares Edge MSCI International Value Factor ETF	22,200	525,696
iShares Edge MSCI Min Vol EAFE ETF	6,922	519,496
iShares Edge MSCI Min Vol Emerging Markets ETF	3,200	186,752
iShares Edge MSCI Min Vol USA ETF	22,351	1,429,347
iShares Edge MSCI USA Momentum Factor ETF(a)	4,453	534,449
iShares Edge MSCI USA Quality Factor ETF	13,825	1,305,633
iShares Edge MSCI USA Size Factor ETF	4,118	378,733
iShares Edge MSCI USA Value Factor ETF	10,678	900,903
iShares Global REIT ETF	14,746	423,063
iShares MSCI EAFE Small-Cap ETF(a)	8,699	518,286
Master Small Cap Index Series	$182,680	182,680

		8,718,847

Fixed Income Funds — 1.2%
iShares Edge High Yield Defensive Bond ETF(a)	1,725	87,277
iShares TIPS Bond ETF	163	18,918

		106,195

Short-Term Securities — 8.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)	48,779	48,779
SL Liquidity Series, LLC, Money Market Series, 2.02%(b)(c)	735,303	735,450

		784,229

Total Affiliated Investment Companies — 109.1% (Cost: $9,375,767)		9,609,271

Liabilities in Excess of Other Assets — (9.1)%		(798,100)

Net Assets — 100.0%		$8,811,171

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	19,735	29,044	—	48,779	$48,779	$740	$—	$—
BlackRock Total Factor Fund, Class K(c)	37,598	5,903	(43,501)	—	—	8,970	28,034	9,533
iShares Core MSCI Emerging Markets ETF	8,230	8,074	(2,305)	13,999	716,329	12,642	(20,518)	56,819
iShares Edge High Yield Defensive Bond ETF	1,645	280	(200)	1,725	87,277	4,927	(251)	3,715
iShares Edge MSCI International Momentum Factor ETF	—	18,200	—	18,200	547,638	—	—	13,033
iShares Edge MSCI International Quality Factor ETF	—	18,100	(300)	17,800	549,842	—	(203)	21,205
iShares Edge MSCI International Value Factor ETF	—	23,400	(1,200)	22,200	525,696	—	(639)	19,558
iShares Edge MSCI Min Vol EAFE ETF	1,300	7,872	(2,250)	6,922	519,496	1,112	1,736	15,014
iShares Edge MSCI Min Vol Emerging Markets ETF	400	3,300	(500)	3,200	186,752	345	850	4,895
iShares Edge MSCI Min Vol USA ETF	3,300	24,201	(5,150)	22,351	1,429,347	1,947	8,895	1,042
iShares Edge MSCI Multifactor International ETF(c)	62,293	43,631	(105,924)	—	—	62,507	74,551	(89,811)
iShares Edge MSCI Multifactor USA ETF(c)	102,445	45,679	(148,124)	—	—	112,888	423,392	(290,702)
iShares Edge MSCI Multifactor USA Small-Cap ETF(c)	1,800	3,020	(4,820)	—	—	1,702	8,781	(4,842)

40	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	BlackRock LifePath® Smart Beta 2055 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI USA Momentum Factor ETF	—	4,753		(300)	4,453	$534,449	$—		$(657)	$3,575
iShares Edge MSCI USA Quality Factor ETF	—	14,625		(800)	13,825	1,305,633	—		(1,646)	28,599
iShares Edge MSCI USA Size Factor ETF	—	4,118		—	4,118	378,733	—		—	4,676
iShares Edge MSCI USA Value Factor ETF	—	11,378		(700)	10,678	900,903	—		(1,598)	24,820
iShares Global REIT ETF	46,247	8,613		(40,114)	14,746	423,063	40,526		72,171	68,362
iShares MSCI EAFE Small-Cap ETF	—	9,699		(1,000)	8,699	518,286	—		(973)	20,328
iShares TIPS Bond ETF	—	180		(17)	163	18,918	129		7	105
Master Small Cap Index Series(b)	$—	$182,680	(d)	$—	$182,680	182,680	(89)		(656)	5,429
SL Liquidity Series, LLC, Money Market Series(b)	—	735,303		—	735,303	735,450	1,968	(e)	29	—

						$9,609,271	$250,314		$591,305	$(84,647)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$8,691,141	$—	$—	$8,691,141

Investments Valued at NAV(b)				918,130

Total Investments				$9,609,271

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments October 31, 2019	BlackRock LifePath® Smart Beta 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 109.1%

Equity Funds — 101.2%
iShares Core MSCI Emerging Markets ETF	2,956	$151,259
iShares Edge MSCI International Momentum Factor ETF	3,500	105,315
iShares Edge MSCI International Quality Factor ETF	3,400	105,026
iShares Edge MSCI International Value Factor ETF	4,400	104,192
iShares Edge MSCI Min Vol EAFE ETF	1,505	112,950
iShares Edge MSCI Min Vol Emerging Markets ETF	632	36,884
iShares Edge MSCI Min Vol USA ETF	4,651	297,432
iShares Edge MSCI USA Momentum Factor ETF	917	110,058
iShares Edge MSCI USA Quality Factor ETF	2,851	269,249
iShares Edge MSCI USA Size Factor ETF	820	75,415
iShares Edge MSCI USA Value Factor ETF	2,187	184,517
iShares Global REIT ETF	3,081	88,394
iShares MSCI EAFE Small-Cap ETF(a)	1,885	112,308
Master Small Cap Index Series	$33,860	33,860

		1,786,859

Fixed Income Funds — 1.1%
iShares Edge High Yield Defensive Bond ETF	333	16,848
iShares TIPS Bond ETF	18	2,089

		18,937

Short-Term Securities — 6.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)	10,992	10,992
SL Liquidity Series, LLC, Money Market Series, 2.02%(b)(c)	109,725	109,747

		120,739

Total Affiliated Investment Companies — 109.1% (Cost: $1,889,855)		1,926,535

Liabilities in Excess of Other Assets — (9.1)%		(160,765)

Net Assets — 100.0%		$1,765,770

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	3,348	7,644	—	10,992	$10,992	$198	$—	$—
BlackRock Total Factor Fund, Class K(c)	5,996	1,493	(7,489)	—	—	1,430	3,853	2,575
iShares Core MSCI Emerging Markets ETF	1,465	1,627	(136)	2,956	151,259	2,110	(1,019)	8,286
iShares Edge High Yield Defensive Bond ETF	255	78	—	333	16,848	819	—	617
iShares Edge MSCI International Momentum Factor ETF	—	3,500	—	3,500	105,315	—	—	2,474
iShares Edge MSCI International Quality Factor ETF	—	3,400	—	3,400	105,026	—	—	4,051
iShares Edge MSCI International Value Factor ETF	—	4,400	—	4,400	104,192	—	—	3,876
iShares Edge MSCI Min Vol EAFE ETF	—	1,505	—	1,505	112,950	—	—	2,572
iShares Edge MSCI Min Vol Emerging Markets ETF	—	632	—	632	36,884	—	—	756
iShares Edge MSCI Min Vol USA ETF	—	4,651	—	4,651	297,432	—	—	(641)
iShares Edge MSCI Multifactor International ETF(c)	10,740	10,092	(20,832)	—	—	10,775	(14,075)	11,476
iShares Edge MSCI Multifactor USA ETF(c)	17,792	11,976	(29,768)	—	—	19,863	66,324	(42,388)
iShares Edge MSCI Multifactor USA Small-Cap ETF(c)	270	620	(890)	—	—	294	1,469	(561)
iShares Edge MSCI USA Momentum Factor ETF	—	937	(20)	917	110,058	—	(22)	765

42	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	BlackRock LifePath® Smart Beta 2060 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI USA Quality Factor ETF	—	2,851		—	2,851	$269,249	$—		$—	$5,815
iShares Edge MSCI USA Size Factor ETF	—	820		—	820	75,415	—		—	940
iShares Edge MSCI USA Value Factor ETF	—	2,187		—	2,187	184,517	—		—	5,057
iShares Global REIT ETF	7,580	2,574		(7,073)	3,081	88,394	6,838		6,131	17,814
iShares MSCI EAFE Small-Cap ETF	—	1,885		—	1,885	112,308	—		—	4,436
iShares TIPS Bond ETF	—	18		—	18	2,089	17		—	14
Master Small Cap Index Series(b)	$—	$33,860	(d)	$—	$33,860	33,860	(30)		34	857
SL Liquidity Series, LLC, Money Market Series(b)	—	109,725		—	109,725	109,747	632	(e)	(8)	—

						$1,926,535	$42,946		$62,687	$28,791

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$1,782,928	$—	$—	$1,782,928

Investments Valued at NAV(b)				143,607

Total Investments				$1,926,535

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Statements of Assets and Liabilities

October 31, 2019

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund

ASSETS
Investments at value — affiliated(a)(b)	$10,358,997	$15,694,848	$23,491,088	$22,986,771	$16,486,119
Receivables:
Investments sold	16,873	143,587	93,796	84,393	67,861
Securities lending income — affiliated	229	249	2,400	794	437
Capital shares sold	123,822	3,571	28,129	10,349	12,781
Dividends — affiliated	97	45	173	64	79
From the Manager	22,578	44,650	19,205	19,000	20,757
Prepaid expenses	33,951	40,262	33,735	33,790	33,789

Total assets	10,556,547	15,927,212	23,668,526	23,135,161	16,621,823

LIABILITIES
Bank overdraft	—	17,058	—	—	—
Cash collateral on securities loaned at value	866,423	—	1,548,886	1,340,454	1,241,507
Payables:
Investments purchased	33,582	100,283	154,962	116,443	69,320
Accounting services fees	16,560	16,574	16,560	16,560	16,560
Administration fees	105	138	193	159	93
Board realignment and consolidation	1,303	1,353	1,306	1,315	1,355
Capital shares redeemed	194,827	433,722	117,544	244,636	208,677
Trustees’ and Officer’s fees	2,091	2,089	2,125	2,118	2,109
Other accrued expenses	12,241	12,616	15,251	13,380	14,977
Printing fees	14,608	12,550	10,396	14,426	13,010
Professional fees	42,561	147,148	37,757	38,384	39,079
Service and distribution fees	2,910	5,641	7,010	8,426	5,837

Total liabilities	1,187,211	749,172	1,911,990	1,796,301	1,612,524

NET ASSETS	$9,369,336	$15,178,040	$21,756,536	$21,338,860	$15,009,299

NET ASSETS CONSIST OF
Paid-in capital	$8,369,793	$13,307,181	$19,003,491	$18,442,511	$12,829,428
Accumulated earnings	999,543	1,870,859	2,753,045	2,896,349	2,179,871

NET ASSETS	$9,369,336	$15,178,040	$21,756,536	$21,338,860	$15,009,299

NET ASSET VALUE
Institutional
Net assets	$277,293	$102,782	$115,104	$627,471	$78,135

Shares outstanding(c)	25,844	9,316	10,421	59,165	6,904

Net asset value	$10.73	$11.03	$11.05	$10.61	$11.32

Investor A
Net assets	$6,093,864	$7,952,162	$11,014,845	$8,478,806	$4,964,235

Shares outstanding(c)	573,526	727,943	1,003,876	806,647	442,738

Net asset value	$10.63	$10.92	$10.97	$10.51	$11.21

Class K
Net assets	$536,922	$1,552,807	$3,216,821	$1,936,193	$2,619,108

Shares outstanding(c)	50,095	140,979	290,583	182,205	231,193

Net asset value	$10.72	$11.01	$11.07	$10.63	$11.33

Class R
Net assets	$2,461,257	$5,570,289	$7,409,766	$10,296,390	$7,347,821

Shares outstanding(c)	232,161	516,353	683,782	988,377	665,617

Net asset value	$10.60	$10.79	$10.84	$10.42	$11.04

(a) Investments at cost — affiliated	$9,791,905	$14,686,899	$21,969,482	$21,406,196	$15,504,137
(b) Securities loaned at value	$844,893	$—	$1,513,025	$1,312,299	$1,215,598
(c) Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

44	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

October 31, 2019

	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund

ASSETS
Investments at value — affiliated(a)(b)	$17,550,183	$12,705,407	$14,888,293	$9,609,271	$1,926,535
Receivables:
Investments sold	—	49,330	30,688	38,130	—
Securities lending income — affiliated	792	288	338	135	16
Capital shares sold	12,223	6,035	7,691	5,827	1,118
Dividends — affiliated	64	78	108	59	42
From the Manager	19,191	25,151	25,887	23,586	23,434
Prepaid expenses	33,687	33,683	33,716	24,520	22,021

Total assets	17,616,140	12,819,972	14,986,721	9,701,528	1,973,166

LIABILITIES
Cash collateral on securities loaned at value	1,552,414	1,472,161	1,558,521	735,458	109,747
Payables:
Investments purchased	19,351	83,956	54,387	69,595	7,407
Accounting services fees	16,560	16,560	16,560	16,560	16,563
Administration fees	78	—	—	—	—
Board realignment and consolidation	1,295	1,314	1,325	—	—
Capital shares redeemed	380,563	137,689	621,431	6,224	—
Trustees’ and Officer’s fees	2,097	2,084	2,086	2,046	2,041
Other accrued expenses	13,638	13,449	14,799	10,691	11,300
Printing fees	12,887	15,900	15,015	9,855	26,067
Professional fees	36,531	37,208	37,590	36,846	33,904
Service and distribution fees	6,392	4,302	4,858	3,082	367

Total liabilities	2,041,806	1,784,623	2,326,572	890,357	207,396

NET ASSETS	$15,574,334	$11,035,349	$12,660,149	$8,811,171	$1,765,770

NET ASSETS CONSIST OF
Paid-in capital	$13,312,275	$9,470,756	$10,862,790	$7,928,365	$1,647,307
Accumulated earnings	2,262,059	1,564,593	1,797,359	882,806	118,463

NET ASSETS	$15,574,334	$11,035,349	$12,660,149	$8,811,171	$1,765,770

NET ASSET VALUE
Institutional
Net assets	$197,594	$149,012	$214,412	$58,994	$21,684

Shares outstanding(c)	17,693	12,161	18,728	4,851	2,000

Net asset value	$11.17	$12.25	$11.45	$12.16	$10.84

Investor A
Net assets	$4,529,940	$3,030,526	$5,664,121	$515,834	$86,852

Shares outstanding(c)	409,901	251,454	501,373	42,603	8,029

Net asset value	$11.05	$12.05	$11.30	$12.11	$10.82

Class K
Net assets	$2,349,872	$1,971,842	$1,197,938	$3,319,084	$1,023,405

Shares outstanding(c)	210,125	160,441	104,312	272,320	94,323

Net asset value	$11.18	$12.29	$11.48	$12.19	$10.85

Class R
Net assets	$8,496,928	$5,883,969	$5,583,678	$4,917,259	$633,829

Shares outstanding(c)	775,230	495,537	498,261	411,869	58,973

Net asset value	$10.96	$11.87	$11.21	$11.94	$10.75

(a) Investments at cost — affiliated	$16,814,679	$12,265,534	$14,504,826	$9,375,767	$1,889,855
(b) Securities loaned at value	$1,520,075	$1,441,220	$1,527,620	$722,031	$108,078
(c) Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations

Year Ended October 31, 2019

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$307,491	$578,888	$766,621	$760,747	$588,242
Securities lending income — affiliated — net	3,049	5,490	6,857	4,974	2,923
Net investment income allocated from the affiliated Master Portfolios:
Income	(155)	(299)	(350)	(292)	(192)
Expenses	(6)	(12)	(15)	(13)	(8)

Total investment income	310,379	584,067	773,113	765,416	590,965

EXPENSES
Accounting services	65,797	65,797	65,797	65,797	65,797
Registration	56,798	57,385	58,360	57,709	57,502
Professional	35,608	146,803	32,403	32,403	32,404
Service and distribution — class specific	29,700	55,926	68,407	79,199	55,628
Transfer agent — class specific	14,216	19,841	21,647	25,374	22,639
Trustees and Officer	10,386	10,478	11,772	10,614	10,530
Printing	5,640	3,860	—	—	—
Administration	4,325	8,044	10,458	10,447	7,888
Administration — class specific	2,038	3,787	4,922	4,920	3,712
Custodian	500	4,143	5,728	6,001	6,122
Board realignment and consolidation	181	192	196	194	134
Miscellaneous	11,908	11,049	11,110	11,100	11,043

Total expenses	237,097	387,305	290,800	303,758	273,399
Less:
Fees waived and/or reimbursed by the Manager	(190,879)	(307,483)	(195,554)	(193,999)	(191,220)
Administration fees waived — class specific	(554)	(1,059)	(1,413)	(1,615)	(1,702)
Transfer agent fees waived and/or reimbursed — class specific	(9,266)	(9,487)	(9,780)	(10,989)	(11,801)

Total expenses after fees waived and/or reimbursed	36,398	69,276	84,053	97,155	68,676

Net investment income	273,981	514,791	689,060	668,261	522,289

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	381,667	899,274	1,136,557	1,230,192	1,214,392
Capital gain distributions from investment companies — affiliated	2,236	4,179	5,575	4,889	4,227
Allocation from the affiliated Master Portfolios	(1,138)	(2,199)	(2,672)	(2,277)	(1,492)

	382,765	901,254	1,139,460	1,232,804	1,217,127

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	462,516	641,060	788,589	642,968	156,264
Allocation from the affiliated Master Portfolios	9,424	18,208	22,022	18,714	12,013

	471,940	659,268	810,611	661,682	168,277

Net realized and unrealized gain	854,705	1,560,522	1,950,071	1,894,486	1,385,404

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,128,686	$2,075,313	$2,639,131	$2,562,747	$1,907,693

See notes to financial statements.

46	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended October 31, 2019

	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund

INVESTMENT INCOME
Dividends — affiliated	$505,402	$395,779	$413,100	$248,435	$42,344
Securities lending income — affiliated — net	3,230	1,808	2,157	1,968	632
Net investment income allocated from the affiliated Master Portfolios:
Income	(176)	(117)	(126)	(89)	(30)
Expenses	(8)	(5)	(5)	(4)	—

Total investment income	508,448	397,465	415,126	250,310	42,946

EXPENSES
Accounting services	65,797	65,797	65,797	65,797	65,797
Registration	56,956	57,312	57,409	54,277	58,307
Service and distribution — class specific	54,597	39,521	42,765	22,355	1,707
Professional	32,404	32,405	32,405	32,407	32,882
Transfer agent — class specific	22,213	21,859	20,947	19,717	10,727
Trustees and Officer	10,474	10,406	10,419	10,286	10,193
Administration	6,960	5,328	5,615	3,437	581
Custodian	3,660	4,065	4,511	1,222	—
Administration — class specific	3,276	2,507	2,643	1,618	274
Printing	—	5,672	5,648	5,742	5,774
Board realignment and consolidation	186	192	202	352	294
Miscellaneous	11,015	10,962	10,987	10,826	10,628

Total expenses	267,538	256,026	259,348	228,036	197,164
Less:
Fees waived and/or reimbursed by the Manager	(187,202)	(191,879)	(192,716)	(184,285)	(184,396)
Administration fees waived — class specific	(1,678)	(1,945)	(1,478)	(1,292)	(258)
Transfer agent fees waived and/or reimbursed — class specific	(11,752)	(13,795)	(11,999)	(16,146)	(10,382)

Total expenses after fees waived and/or reimbursed	66,906	48,407	53,155	26,313	2,128

Net investment income	441,542	349,058	361,971	223,997	40,818

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	1,485,915	1,135,516	1,423,111	590,407	62,405
Capital gain distributions from investment companies — affiliated	3,536	2,862	2,879	1,554	248
Allocation from the affiliated Master Portfolios	(1,325)	(858)	(924)	(656)	34

	1,488,126	1,137,520	1,425,066	591,305	62,687

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(272,063)	(275,859)	(538,105)	(90,076)	27,934
Allocation from the affiliated Master Portfolios	10,966	7,107	7,655	5,429	857

	(261,097)	(268,752)	(530,450)	(84,647)	28,791

Net realized and unrealized gain	1,227,029	868,768	894,616	506,658	91,478

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,668,571	$1,217,826	$1,256,587	$730,655	$132,296

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

	BlackRock LifePath® Smart Beta Retirement Fund		BlackRock LifePath® Smart Beta 2020 Fund
	Year Ended October 31,		Year Ended October 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$273,981	$273,087	$514,791	$496,074
Net realized gain	382,765	685,208	901,254	1,291,097
Net change in unrealized appreciation (depreciation)	471,940	(1,063,873)	659,268	(1,940,187)

Net increase (decrease) in net assets resulting from operations	1,128,686	(105,578)	2,075,313	(153,016)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(65,415)	(48,359)	(176,754)	(78,689)
Investor A	(519,121)	(154,865)	(749,622)	(383,883)
Class K	(56,822)	(19,609)	(90,310)	(53,530)
Class R	(245,137)	(75,173)	(543,421)	(214,233)

Decrease in net assets resulting from distributions to shareholders	(886,495)	(298,006)	(1,560,107)	(730,335)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(3,534,167)	(2,522,413)	(6,150,195)	(3,911,648)

NET ASSETS
Total decrease in net assets	(3,291,976)	(2,925,997)	(5,634,989)	(4,794,999)
Beginning of year	12,661,312	15,587,309	20,813,029	25,608,028

End of year	$9,369,336	$12,661,312	$15,178,040	$20,813,029

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2025 Fund		BlackRock LifePath® Smart Beta 2030 Fund
	Year Ended October 31,		Year Ended October 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$689,060	$556,129	$668,261	$481,929
Net realized gain	1,139,460	1,797,165	1,232,804	1,390,538
Net change in unrealized appreciation (depreciation)	810,611	(2,393,026)	661,682	(1,994,785)

Net increase (decrease) in net assets resulting from operations	2,639,131	(39,732)	2,562,747	(122,318)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(178,175)	(54,603)	(138,262)	(60,739)
Investor A	(1,149,782)	(395,353)	(788,017)	(463,671)
Class K	(208,899)	(74,831)	(122,286)	(52,900)
Class R	(620,241)	(247,080)	(759,609)	(215,653)

Decrease in net assets resulting from distributions to shareholders	(2,157,097)	(771,867)	(1,808,174)	(792,963)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,317,824)	(1,890,178)	(7,014,476)	3,779,679

NET ASSETS
Total increase (decrease) in net assets	(5,835,790)	(2,701,777)	(6,259,903)	2,864,398
Beginning of year	27,592,326	30,294,103	27,598,763	24,734,365

End of year	$21,756,536	$27,592,326	$21,338,860	$27,598,763

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2035 Fund		BlackRock LifePath® Smart Beta 2040 Fund
	Year Ended October 31,		Year Ended October 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$522,289	$365,878	$441,542	$324,988
Net realized gain	1,217,127	1,370,179	1,488,126	623,224
Net change in unrealized appreciation (depreciation)	168,277	(1,767,916)	(261,097)	(1,101,856)

Net increase (decrease) in net assets resulting from operations	1,907,693	(31,859)	1,668,571	(153,644)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(132,464)	(38,367)	(34,868)	(17,846)
Investor A	(642,331)	(221,418)	(409,614)	(226,312)
Class K	(216,154)	(64,523)	(125,877)	(54,850)
Class R	(661,066)	(193,975)	(448,777)	(145,255)

Decrease in net assets resulting from distributions to shareholders	(1,652,015)	(518,283)	(1,019,136)	(444,263)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,222,998)	1,578,432	(3,262,871)	3,087,026

NET ASSETS
Total increase (decrease) in net assets	(5,967,320)	1,028,290	(2,613,436)	2,489,119
Beginning of year	20,976,619	19,948,329	18,187,770	15,698,651

End of year	$15,009,299	$20,976,619	$15,574,334	$18,187,770

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2045 Fund		BlackRock LifePath® Smart Beta 2050 Fund
	Year Ended October 31,		Year Ended October 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$349,058	$256,511	$361,971	$298,423
Net realized gain	1,137,520	902,186	1,425,066	730,136
Net change in unrealized appreciation (depreciation)	(268,752)	(1,172,488)	(530,450)	(1,129,819)

Net increase (decrease) in net assets resulting from operations	1,217,826	(13,791)	1,256,587	(101,260)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(61,721)	(17,224)	(32,124)	(9,010)
Investor A	(425,925)	(130,062)	(527,092)	(164,441)
Class K	(126,597)	(19,683)	(63,665)	(12,769)
Class R	(429,214)	(117,532)	(316,152)	(119,280)

Decrease in net assets resulting from distributions to shareholders	(1,043,457)	(284,501)	(939,033)	(305,500)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,058,179)	802,216	(2,169,110)	431,668

NET ASSETS
Total increase (decrease) in net assets	(2,883,810)	503,924	(1,851,556)	24,908
Beginning of year	13,919,159	13,415,235	14,511,705	14,486,797

End of year	$11,035,349	$13,919,159	$12,660,149	$14,511,705

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2055 Fund		BlackRock LifePath® Smart Beta 2060 Fund
	Year Ended October 31,		Year Ended October 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$223,997	$108,842	$40,818	$29,652
Net realized gain	591,305	268,030	62,687	3,921
Net change in unrealized appreciation (depreciation)	(84,647)	(380,976)	28,791	(51,072)

Net increase (decrease) in net assets resulting from operations	730,655	(4,104)	132,296	(17,499)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(15,480)	(5,871)	(742)	(527)
Investor A	(25,451)	(8,737)	(966)	(499)
Class K	(158,248)	(72,854)	(35,881)	(25,006)
Class R	(194,262)	(34,538)	(4,079)	(468)

Decrease in net assets resulting from distributions to shareholders	(393,441)	(122,000)	(41,668)	(26,500)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,410,849	2,176,542	623,060	23,621

NET ASSETS
Total increase (decrease) in net assets	1,748,063	2,050,438	713,688	(20,378)
Beginning of year	7,063,108	5,012,670	1,052,082	1,072,460

End of year	$8,811,171	$7,063,108	$1,765,770	$1,052,082

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund

	Institutional

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.45	$10.80	$9.98	$10.35	$11.33

Net investment income(a)	0.31	0.23	0.27	0.21	0.17
Net realized and unrealized gain (loss)	0.84	(0.35)	0.78	0.14	(0.18)

Net increase (decrease) from investment operations	1.15	(0.12)	1.05	0.35	(0.01)

Distributions(b)
From net investment income	(0.31)	(0.21)	(0.23)	(0.30)	(0.39)
From net realized gain	(0.56)	(0.02)	—	(0.42)	(0.58)

Total distributions	(0.87)	(0.23)	(0.23)	(0.72)	(0.97)

Net asset value, end of year	$10.73	$10.45	$10.80	$9.98	$10.35

Total Return(c)
Based on net asset value	12.27%	(1.13)%	10.78%	3.67%	(0.13)%

Ratios to Average Net Assets
Total expenses(d)	1.90%	1.61%	1.55%	1.25%	1.53%

Total expenses after fees waived and/or reimbursed(d)	0.10%	0.10%	0.08%	0.15%	0.12%

Net investment income(d)	3.02%	2.17%	2.60%	2.14%	1.58%

Supplemental Data
Net assets, end of year (000)	$277	$2,329	$1,666	$1,072	$991

Portfolio turnover rate	82%	103%	125%	34%	41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.22%	0.60%	0.54%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)

	Investor A

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.37	$10.70	$9.89	$10.25	$11.23

Net investment income(a)	0.28	0.21	0.25	0.18	0.15
Net realized and unrealized gain (loss)	0.84	(0.34)	0.76	0.14	(0.19)

Net increase (decrease) from investment operations	1.12	(0.13)	1.01	0.32	(0.04)

Distributions(b)
From net investment income	(0.30)	(0.18)	(0.20)	(0.26)	(0.36)
From net realized gain	(0.56)	(0.02)	—	(0.42)	(0.58)

Total distributions	(0.86)	(0.20)	(0.20)	(0.68)	(0.94)

Net asset value, end of year	$10.63	$10.37	$10.70	$9.89	$10.25

Total Return(c)
Based on net asset value	12.05%	(1.26)%	10.41%	3.39%	(0.42)%

Ratios to Average Net Assets
Total expenses(d)	2.20%	1.83%	1.74%	1.63%	1.63%

Total expenses after fees waived and/or reimbursed(d)	0.32%	0.30%	0.34%	0.44%	0.42%

Net investment income(d)	2.74%	1.99%	2.40%	1.83%	1.43%

Supplemental Data
Net assets, end of year (000)	$6,094	$6,723	$8,709	$10,138	$12,179

Portfolio turnover rate	82%	103%	125%	34%	41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.22%	0.60%	0.54%

See notes to financial statements.

54	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)

	Class K

	Year Ended October 31,
	2019		2018	2017	2016	2015

Net asset value, beginning of year	$10.46		$10.80	$9.99	$10.35	$11.34

Net investment income(a)	0.32		0.24	0.26	0.21	0.19
Net realized and unrealized gain (loss)	0.84		(0.34)	0.79	0.15	(0.20)

Net increase (decrease) from investment operations	1.16		(0.10)	1.05	0.36	(0.01)

Distributions(b)
From net investment income	(0.34)		(0.22)	(0.24)	(0.30)	(0.40)
From net realized gain	(0.56)		(0.02)	—	(0.42)	(0.58)

Total distributions	(0.90)		(0.24)	(0.24)	(0.72)	(0.98)

Net asset value, end of year	$10.72		$10.46	$10.80	$9.99	$10.35

Total Return(c)
Based on net asset value	12.37%		(0.98)%	10.73%	3.81%	(0.13)%

Ratios to Average Net Assets
Total expenses(d)	1.98%		1.68%	1.52%	1.28%	1.29%

Total expenses after fees waived and/or reimbursed(d)	0.00	%(e)	0.01%	0.01%	0.09%	0.07%

Net investment income(d)	3.11%		2.25%	2.55%	2.15%	1.75%

Supplemental Data
Net assets, end of year (000)	$537		$481	$726	$806	$752

Portfolio turnover rate	82%		103%	125%	34%	41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019		2018	2017	2016	2015
Investments in underlying funds	0.22%		0.23%	0.22%	0.60%	0.54%

(e)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)

	Class R

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.36	$10.70	$9.88	$10.24	$11.23

Net investment income(a)	0.25	0.20	0.22	0.15	0.12
Net realized and unrealized gain (loss)	0.84	(0.36)	0.77	0.15	(0.19)

Net increase (decrease) from investment operations	1.09	(0.16)	0.99	0.30	(0.07)

Distributions(b)
From net investment income	(0.29)	(0.16)	(0.17)	(0.24)	(0.34)
From net realized gain	(0.56)	(0.02)	—	(0.42)	(0.58)

Total distributions	(0.85)	(0.18)	(0.17)	(0.66)	(0.92)

Net asset value, end of year	$10.60	$10.36	$10.70	$9.88	$10.24

Total Return(c)
Based on net asset value	11.75%	(1.56)%	10.14%	3.14%	(0.66)%

Ratios to Average Net Assets
Total expenses(d)	2.75%	2.04%	2.05%	1.94%	1.95%

Total expenses after fees waived and/or reimbursed(d)	0.57%	0.54%	0.58%	0.68%	0.66%

Net investment income(d)	2.43%	1.87%	2.14%	1.58%	1.17%

Supplemental Data
Net assets, end of year (000)	$2,461	$3,129	$4,486	$5,444	$6,317

Portfolio turnover rate	82%	103%	125%	34%	41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.22%	0.60%	0.54%

See notes to financial statements.

56	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund

	Institutional

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.72	$11.17	$10.09	$10.47	$11.23

Net investment income(a)	0.33	0.25	0.24	0.15	0.18
Net realized and unrealized gain (loss)	0.84	(0.36)	1.08	0.19	(0.17)

Net increase (decrease) from investment operations	1.17	(0.11)	1.32	0.34	0.01

Distributions(b)
From net investment income	(0.32)	(0.26)	(0.21)	(0.22)	(0.29)
From net realized gain	(0.54)	(0.08)	(0.03)	(0.50)	(0.48)

Total distributions	(0.86)	(0.34)	(0.24)	(0.72)	(0.77)

Net asset value, end of year	$11.03	$10.72	$11.17	$10.09	$10.47

Total Return(c)
Based on net asset value	12.13%	(1.00)%	13.27%	3.52%	0.11%

Ratios to Average Net Assets
Total expenses(d)	1.65%	0.94%	1.07%	1.08%	1.08%

Total expenses after fees waived and/or reimbursed(d)	0.08%	0.09%	0.10%	0.20%	0.17%

Net investment income(d)	3.16%	2.28%	2.26%	1.56%	1.69%

Supplemental Data
Net assets, end of year (000)	$103	$2,165	$299	$271	$58

Portfolio turnover rate	83%	102%	133%	30%	45%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.23%	0.57%	0.54%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)

	Investor A

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.62	$11.05	$9.99	$10.37	$11.15

Net investment income(a)	0.29	0.23	0.25	0.15	0.13
Net realized and unrealized gain (loss)	0.84	(0.35)	1.03	0.16	(0.14)

Net increase (decrease) from investment operations	1.13	(0.12)	1.28	0.31	(0.01)

Distributions(b)
From net investment income	(0.29)	(0.23)	(0.19)	(0.19)	(0.29)
From net realized gain	(0.54)	(0.08)	(0.03)	(0.50)	(0.48)

Total distributions	(0.83)	(0.31)	(0.22)	(0.69)	(0.77)

Net asset value, end of year	$10.92	$10.62	$11.05	$9.99	$10.37

Total Return(c)
Based on net asset value	11.78%	(1.16)%	13.03%	3.24%	(0.13)%

Ratios to Average Net Assets
Total expenses(d)	1.93%	1.17%	1.20%	1.37%	1.11%

Total expenses after fees waived and/or reimbursed(d)	0.32%	0.30%	0.34%	0.45%	0.42%

Net investment income(d)	2.78%	2.08%	2.42%	1.55%	1.27%

Supplemental Data
Net assets, end of year (000)	$7,952	$9,758	$15,512	$15,719	$19,402

Portfolio turnover rate	83%	102%	133%	30%	45%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.23%	0.57%	0.54%

See notes to financial statements.

58	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)

	Class K

	Year Ended October 31,
	2019		2018	2017	2016	2015

Net asset value, beginning of year	$10.71		$11.15	$10.09	$10.46	$11.25

Net investment income(a)	0.31		0.27	0.27	0.19	0.17
Net realized and unrealized gain (loss)	0.86		(0.36)	1.05	0.17	(0.16)

Net increase (decrease) from investment operations	1.17		(0.09)	1.32	0.36	0.01

Distributions(b)
From net investment income	(0.33)		(0.27)	(0.23)	(0.23)	(0.32)
From net realized gain	(0.54)		(0.08)	(0.03)	(0.50)	(0.48)

Total distributions	(0.87)		(0.35)	(0.26)	(0.73)	(0.80)

Net asset value, end of year	$11.01		$10.71	$11.15	$10.09	$10.46

Total Return(c)
Based on net asset value	12.15%		(0.89)%	13.33%	3.74%	0.11%

Ratios to Average Net Assets
Total expenses(d)	1.84%		0.94%	0.93%	0.97%	0.75%

Total expenses after fees waived and/or reimbursed(d)	0.00	%(e)	0.01%	0.01%	0.10%	0.07%

Net investment income(d)	2.96%		2.46%	2.56%	1.88%	1.61%

Supplemental Data
Net assets, end of year (000)	$1,553		$1,064	$1,689	$1,115	$1,585

Portfolio turnover rate	83%		102%	133%	30%	45%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019		2018	2017	2016	2015
Investments in underlying funds	0.22%		0.23%	0.23%	0.57%	0.54%

(e)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)

	Class R

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.51	$10.94	$9.89	$10.27	$11.06

Net investment income(a)	0.25	0.20	0.22	0.13	0.11
Net realized and unrealized gain (loss)	0.85	(0.35)	1.02	0.16	(0.16)

Net increase (decrease) from investment operations	1.10	(0.15)	1.24	0.29	(0.05)

Distributions(b)
From net investment income	(0.28)	(0.20)	(0.16)	(0.17)	(0.26)
From net realized gain	(0.54)	(0.08)	(0.03)	(0.50)	(0.48)

Total distributions	(0.82)	(0.28)	(0.19)	(0.67)	(0.74)

Net asset value, end of year	$10.79	$10.51	$10.94	$9.89	$10.27

Total Return(c)
Based on net asset value	11.53%	(1.39)%	12.68%	3.06%	(0.45)%

Ratios to Average Net Assets
Total expenses(d)	2.36%	1.41%	1.43%	1.59%	1.38%

Total expenses after fees waived and/or reimbursed(d)	0.58%	0.55%	0.59%	0.69%	0.66%

Net investment income(d)	2.46%	1.82%	2.17%	1.31%	1.02%

Supplemental Data
Net assets, end of year (000)	$5,570	$7,826	$8,107	$9,755	$11,429

Portfolio turnover rate	83%	102%	133%	30%	45%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.23%	0.57%	0.54%

See notes to financial statements.

60	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund

	Institutional

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.79	$11.17	$9.95	$10.57	$11.51

Net investment income(a)	0.34	0.26	0.29	0.15	0.19
Net realized and unrealized gain (loss)	0.82	(0.33)	1.22	0.14	(0.20)

Net increase (decrease) from investment operations	1.16	(0.07)	1.51	0.29	(0.01)

Distributions(b)
From net investment income	(0.28)	(0.29)	(0.19)	(0.18)	(0.32)
From net realized gain	(0.62)	(0.02)	(0.10)	(0.73)	(0.61)

Total distributions	(0.90)	(0.31)	(0.29)	(0.91)	(0.93)

Net asset value, end of year	$11.05	$10.79	$11.17	$9.95	$10.57

Total Return(c)
Based on net asset value	12.02%	(0.65)%	15.60%	3.06%	(0.16)%

Ratios to Average Net Assets
Total expenses(d)	0.87%	0.87%	1.13%	1.29%	0.84%

Total expenses after fees waived and/or reimbursed(d)	0.09%	0.08%	0.11%	0.19%	0.15%

Net investment income(d)	3.22%	2.30%	2.80%	1.52%	1.72%

Supplemental Data
Net assets, end of year (000)	$115	$2,122	$73	$68	$34

Portfolio turnover rate	77%	106%	130%	36%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.23%	0.61%	0.59%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)

	Investor A

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.72	$11.09	$9.87	$10.50	$11.44

Net investment income(a)	0.30	0.22	0.25	0.13	0.13
Net realized and unrealized gain (loss)	0.82	(0.31)	1.24	0.13	(0.17)

Net increase (decrease) from investment operations	1.12	(0.09)	1.49	0.26	(0.04)

Distributions(b)
From net investment income	(0.25)	(0.26)	(0.17)	(0.16)	(0.29)
From net realized gain	(0.62)	(0.02)	(0.10)	(0.73)	(0.61)

Total distributions	(0.87)	(0.28)	(0.27)	(0.89)	(0.90)

Net asset value, end of year	$10.97	$10.72	$11.09	$9.87	$10.50

Total Return(c)
Based on net asset value	11.67%	(0.87)%	15.40%	2.76%	(0.43)%

Ratios to Average Net Assets
Total expenses(d)	1.12%	1.11%	1.20%	1.35%	1.20%

Total expenses after fees waived and/or reimbursed(d)	0.32%	0.30%	0.34%	0.44%	0.42%

Net investment income(d)	2.84%	2.03%	2.42%	1.33%	1.17%

Supplemental Data
Net assets, end of year (000)	$11,015	$15,492	$17,126	$14,228	$15,324

Portfolio turnover rate	77%	106%	130%	36%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.23%	0.61%	0.59%

See notes to financial statements.

62	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)

	Class K

	Year Ended October 31,
	2019		2018	2017	2016	2015

Net asset value, beginning of year	$10.81		$11.18	$9.96	$10.59	$11.53

Net investment income(a)	0.32		0.26	0.28	0.16	0.15
Net realized and unrealized gain (loss)	0.85		(0.32)	1.24	0.14	(0.15)

Net increase (decrease) from investment operations	1.17		(0.06)	1.52	0.30	0.00

Distributions(b)
From net investment income	(0.29)		(0.29)	(0.20)	(0.20)	(0.33)
From net realized gain	(0.62)		(0.02)	(0.10)	(0.73)	(0.61)

Total distributions	(0.91)		(0.31)	(0.30)	(0.93)	(0.94)

Net asset value, end of year	$11.07		$10.81	$11.18	$9.96	$10.59

Total Return(c)
Based on net asset value	12.09%		(0.55)%	15.67%	3.16%	(0.06)%

Ratios to Average Net Assets
Total expenses(d)	0.84%		0.85%	0.88%	0.97%	0.84%

Total expenses after fees waived and/or reimbursed(d)	0.00	%(e)	0.01%	0.01%	0.09%	0.07%

Net investment income(d)	3.03%		2.32%	2.63%	1.63%	1.36%

Supplemental Data
Net assets, end of year (000)	$3,217		$2,466	$2,444	$2,651	$1,860

Portfolio turnover rate	77%		106%	130%	36%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019		2018	2017	2016	2015
Investments in underlying funds	0.22%		0.23%	0.23%	0.61%	0.59%

(e)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)

	Class R

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.62	$10.99	$9.79	$10.41	$11.36

Net investment income(a)	0.26	0.25	0.23	0.11	0.10
Net realized and unrealized gain (loss)	0.83	(0.37)	1.21	0.13	(0.17)

Net increase (decrease) from investment operations	1.09	(0.12)	1.44	0.24	(0.07)

Distributions(b)
From net investment income	(0.25)	(0.23)	(0.14)	(0.13)	(0.27)
From net realized gain	(0.62)	(0.02)	(0.10)	(0.73)	(0.61)

Total distributions	(0.87)	(0.25)	(0.24)	(0.86)	(0.88)

Net asset value, end of year	$10.84	$10.62	$10.99	$9.79	$10.41

Total Return(c)
Based on net asset value	11.52%	(1.12)%	15.05%	2.60%	(0.69)%

Ratios to Average Net Assets
Total expenses(d)	1.50%	1.34%	1.47%	1.64%	1.48%

Total expenses after fees waived and/or reimbursed(d)	0.57%	0.53%	0.58%	0.68%	0.66%

Net investment income(d)	2.53%	2.32%	2.18%	1.09%	0.95%

Supplemental Data
Net assets, end of year (000)	$7,410	$7,512	$10,651	$10,730	$10,912

Portfolio turnover rate	77%	106%	130%	36%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.23%	0.61%	0.59%

See notes to financial statements.

64	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund

	Institutional

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.31	$10.73	$9.44	$10.17	$11.03

Net investment income(a)	0.32	0.25	0.26	0.12	0.15
Net realized and unrealized gain (loss)	0.76	(0.29)	1.34	0.11	(0.14)

Net increase (decrease) from investment operations	1.08	(0.04)	1.60	0.23	0.01

Distributions(b)
From net investment income	(0.27)	(0.27)	(0.19)	(0.19)	(0.25)
From net realized gain	(0.51)	(0.11)	(0.12)	(0.77)	(0.62)

Total distributions	(0.78)	(0.38)	(0.31)	(0.96)	(0.87)

Net asset value, end of year	$10.61	$10.31	$10.73	$9.44	$10.17

Total Return(c)
Based on net asset value	11.77%	(0.53)%	17.34%	2.64%	0.07%

Ratios to Average Net Assets
Total expenses(d)	0.87%	0.92%	1.07%	1.16%	1.06%

Total expenses after fees waived and/or reimbursed(d)	0.09%	0.07%	0.10%	0.19%	0.17%

Net investment income(d)	3.16%	2.34%	2.57%	1.26%	1.47%

Supplemental Data
Net assets, end of year (000)	$627	$1,776	$423	$286	$91

Portfolio turnover rate	86%	97%	128%	34%	67%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.24%	0.65%	0.61%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)

	Investor A

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.21	$10.63	$9.34	$10.07	$10.93

Net investment income(a)	0.28	0.21	0.23	0.11	0.12
Net realized and unrealized gain (loss)	0.77	(0.28)	1.34	0.09	(0.13)

Net increase (decrease) from investment operations	1.05	(0.07)	1.57	0.20	(0.01)

Distributions(b)
From net investment income	(0.24)	(0.24)	(0.16)	(0.16)	(0.23)
From net realized gain	(0.51)	(0.11)	(0.12)	(0.77)	(0.62)

Total distributions	(0.75)	(0.35)	(0.28)	(0.93)	(0.85)

Net asset value, end of year	$10.51	$10.21	$10.63	$9.34	$10.07

Total Return(c)
Based on net asset value	11.46%	(0.83)%	17.16%	2.30%	(0.19)%

Ratios to Average Net Assets
Total expenses(d)	1.12%	1.17%	1.32%	1.39%	1.20%

Total expenses after fees waived and/or reimbursed(d)	0.33%	0.31%	0.34%	0.43%	0.42%

Net investment income(d)	2.82%	2.02%	2.36%	1.18%	1.16%

Supplemental Data
Net assets, end of year (000)	$8,479	$13,511	$15,564	$12,222	$16,084

Portfolio turnover rate	86%	97%	128%	34%	67%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.24%	0.65%	0.61%

See notes to financial statements.

66	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)

	Class K

	Year Ended October 31,
	2019		2018	2017		2016	2015

Net asset value, beginning of year	$10.33		$10.75	$9.45		$10.18	$11.05

Net investment income(a)	0.31		0.25	0.28		0.14	0.14
Net realized and unrealized gain (loss)	0.78		(0.29)	1.34		0.10	(0.13)

Net increase (decrease) from investment operations	1.09		(0.04)	1.62		0.24	0.01

Distributions(b)
From net investment income	(0.28)		(0.27)	(0.20)		(0.20)	(0.26)
From net realized gain	(0.51)		(0.11)	(0.12)		(0.77)	(0.62)

Total distributions	(0.79)		(0.38)	(0.32)		(0.97)	(0.88)

Net asset value, end of year	$10.63		$10.33	$10.75		$9.45	$10.18

Total Return(c)
Based on net asset value	11.83%		(0.50)%	17.52%		2.71%	0.07%

Ratios to Average Net Assets
Total expenses(d)	0.85%		0.92%	0.92%		1.03%	0.85%

Total expenses after fees waived and/or reimbursed(d)	0.00	%(e)	0.01%	0.00	%(e)	0.08%	0.07%

Net investment income(d)	3.09%		2.33%	2.84%		1.48%	1.37%

Supplemental Data
Net assets, end of year (000)	$1,936		$1,566	$1,587		$2,492	$1,751

Portfolio turnover rate	86%		97%	128%		34%	67%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019		2018	2017		2016	2015
Investments in underlying funds	0.22%		0.23%	0.24%		0.65%	0.61%

(e)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)

	Class R

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.16	$10.57	$9.28	$10.01	$10.88

Net investment income(a)	0.25	0.20	0.20	0.08	0.09
Net realized and unrealized gain (loss)	0.77	(0.29)	1.34	0.10	(0.14)

Net increase (decrease) from investment operations	1.02	(0.09)	1.54	0.18	(0.05)

Distributions(b)
From net investment income	(0.25)	(0.21)	(0.13)	(0.14)	(0.20)
From net realized gain	(0.51)	(0.11)	(0.12)	(0.77)	(0.62)

Total distributions	(0.76)	(0.32)	(0.25)	(0.91)	(0.82)

Net asset value, end of year	$10.42	$10.16	$10.57	$9.28	$10.01

Total Return(c)
Based on net asset value	11.18%	(0.98)%	16.87%	2.10%	(0.56)%

Ratios to Average Net Assets
Total expenses(d)	1.48%	1.41%	1.57%	1.64%	1.46%

Total expenses after fees waived and/or reimbursed(d)	0.58%	0.56%	0.59%	0.67%	0.66%

Net investment income(d)	2.48%	1.86%	2.07%	0.91%	0.90%

Supplemental Data
Net assets, end of year (000)	$10,296	$10,746	$7,160	$7,415	$9,265

Portfolio turnover rate	86%	97%	128%	34%	67%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.24%	0.65%	0.61%

See notes to financial statements.

68	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund

	Institutional

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.10	$11.48	$9.96	$10.49	$11.26

Net investment income(a)	0.35	0.28	0.30	0.11	0.15
Net realized and unrealized gain (loss)	0.79	(0.33)	1.56	0.11	(0.22)

Net increase (decrease) from investment operations	1.14	(0.05)	1.86	0.22	(0.07)

Distributions(b)
From net investment income	(0.27)	(0.28)	(0.17)	(0.18)	(0.21)
From net realized gain	(0.65)	(0.05)	(0.17)	(0.57)	(0.49)

Total distributions	(0.92)	(0.33)	(0.34)	(0.75)	(0.70)

Net asset value, end of year	$11.32	$11.10	$11.48	$9.96	$10.49

Total Return(c)
Based on net asset value	11.62%	(0.56)%	19.20%	2.40%	(0.77)%

Ratios to Average Net Assets
Total expenses(d)	1.11%	1.27%	1.56%	1.35%	1.18%

Total expenses after fees waived and/or reimbursed(d)	0.10%	0.07%	0.10%	0.18%	0.18%

Net investment income(d)	3.21%	2.39%	2.84%	1.14%	1.37%

Supplemental Data
Net assets, end of year (000)	$78	$1,571	$43	$76	$41

Portfolio turnover rate	91%	96%	128%	37%	75%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.24%	0.68%	0.64%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)

	Investor A

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.00	$11.36	$9.86	$10.39	$11.16

Net investment income(a)	0.32	0.23	0.24	0.10	0.11
Net realized and unrealized gain (loss)	0.78	(0.30)	1.57	0.09	(0.21)

Net increase (decrease) from investment operations	1.10	(0.07)	1.81	0.19	(0.10)

Distributions(b)
From net investment income	(0.24)	(0.24)	(0.14)	(0.15)	(0.18)
From net realized gain	(0.65)	(0.05)	(0.17)	(0.57)	(0.49)

Total distributions	(0.89)	(0.29)	(0.31)	(0.72)	(0.67)

Net asset value, end of year	$11.21	$11.00	$11.36	$9.86	$10.39

Total Return(c)
Based on net asset value	11.25%	(0.73)%	18.85%	2.10%	(1.05)%

Ratios to Average Net Assets
Total expenses(d)	1.37%	1.52%	1.60%	1.54%	1.38%

Total expenses after fees waived and/or reimbursed(d)	0.35%	0.33%	0.34%	0.43%	0.42%

Net investment income(d)	2.95%	1.99%	2.30%	0.99%	1.05%

Supplemental Data
Net assets, end of year (000)	$4,964	$9,042	$9,853	$8,783	$11,053

Portfolio turnover rate	91%	96%	128%	37%	75%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.24%	0.68%	0.64%

See notes to financial statements.

70	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)

	Class K

	Year Ended October 31,
	2019		2018	2017		2016	2015

Net asset value, beginning of year	$11.11		$11.48	$9.97		$10.49	$11.27

Net investment income(a)	0.33		0.27	0.27		0.12	0.14
Net realized and unrealized gain (loss)	0.82		(0.31)	1.59		0.12	(0.22)

Net increase (decrease) from investment operations	1.15		(0.04)	1.86		0.24	(0.08)

Distributions(b)
From net investment income	(0.28)		(0.28)	(0.18)		(0.19)	(0.21)
From net realized gain	(0.65)		(0.05)	(0.17)		(0.57)	(0.49)

Total distributions	(0.93)		(0.33)	(0.35)		(0.76)	(0.70)

Net asset value, end of year	$11.33		$11.11	$11.48		$9.97	$10.49

Total Return(c)
Based on net asset value	11.69%		(0.46)%	19.20%		2.60%	(0.80)%

Ratios to Average Net Assets
Total expenses(d)	1.09%		1.26%	1.23%		1.11%	0.99%

Total expenses after fees waived and/or reimbursed(d)	0.00	%(e)	0.01%	0.00	%(e)	0.08%	0.07%

Net investment income(d)	3.09%		2.33%	2.51%		1.21%	1.29%

Supplemental Data
Net assets, end of year (000)	$2,619		$2,541	$1,989		$2,739	$1,327

Portfolio turnover rate	91%		96%	128%		37%	75%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019		2018	2017		2016	2015
Investments in underlying funds	0.23%		0.23%	0.24%		0.68%	0.64%

(e)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)

	Class R

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.88	$11.25	$9.77	$10.30	$11.08

Net investment income(a)	0.27	0.27	0.21	0.07	0.09
Net realized and unrealized gain (loss)	0.79	(0.37)	1.56	0.10	(0.22)

Net increase (decrease) from investment operations	1.06	(0.10)	1.77	0.17	(0.13)

Distributions(b)
From net investment income	(0.25)	(0.22)	(0.12)	(0.13)	(0.16)
From net realized gain	(0.65)	(0.05)	(0.17)	(0.57)	(0.49)

Total distributions	(0.90)	(0.27)	(0.29)	(0.70)	(0.65)

Net asset value, end of year	$11.04	$10.88	$11.25	$9.77	$10.30

Total Return(c)
Based on net asset value	11.05%	(0.99)%	18.56%	1.89%	(1.28)%

Ratios to Average Net Assets
Total expenses(d)	1.76%	1.68%	1.85%	1.78%	1.67%

Total expenses after fees waived and/or reimbursed(d)	0.57%	0.54%	0.57%	0.67%	0.66%

Net investment income(d)	2.53%	2.40%	2.04%	0.74%	0.86%

Supplemental Data
Net assets, end of year (000)	$7,348	$7,822	$8,064	$7,338	$7,374

Portfolio turnover rate	91%	96%	128%	37%	75%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.24%	0.68%	0.64%

See notes to financial statements.

72	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund

	Institutional

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.76	$11.18	$9.70	$10.44	$11.52

Net investment income(a)	0.33	0.27	0.25	0.11	0.14
Net realized and unrealized gain (loss)	0.76	(0.36)	1.60	0.10	(0.19)

Net increase (decrease) from investment operations	1.09	(0.09)	1.85	0.21	(0.05)

Distributions(b)
From net investment income	(0.30)	(0.26)	(0.15)	(0.19)	(0.23)
From net realized gain	(0.38)	(0.07)	(0.22)	(0.76)	(0.80)

Total distributions	(0.68)	(0.33)	(0.37)	(0.95)	(1.03)

Net asset value, end of year	$11.17	$10.76	$11.18	$9.70	$10.44

Total Return(c)
Based on net asset value	11.09%	(0.88)%	19.65%	2.33%	(0.61)%

Ratios to Average Net Assets
Total expenses(d)	1.26%	1.31%	1.76%	1.49%	1.20%

Total expenses after fees waived and/or reimbursed(d)	0.10%	0.09%	0.10%	0.17%	0.17%

Net investment income(d)	3.10%	2.35%	2.39%	1.10%	1.31%

Supplemental Data
Net assets, end of year (000)	$198	$636	$92	$96	$102

Portfolio turnover rate	100%	59%	136%	35%	93%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.24%	0.73%	0.69%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)

	Investor A

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.65	$11.05	$9.59	$10.32	$11.40

Net investment income(a)	0.30	0.22	0.22	0.08	0.11
Net realized and unrealized gain (loss)	0.74	(0.32)	1.58	0.10	(0.19)

Net increase (decrease) from investment operations	1.04	(0.10)	1.80	0.18	(0.08)

Distributions(b)
From net investment income	(0.26)	(0.23)	(0.12)	(0.15)	(0.20)
From net realized gain	(0.38)	(0.07)	(0.22)	(0.76)	(0.80)

Total distributions	(0.64)	(0.30)	(0.34)	(0.91)	(1.00)

Net asset value, end of year	$11.05	$10.65	$11.05	$9.59	$10.32

Total Return(c)
Based on net asset value	10.74%	(1.01)%	19.33%	2.05%	(0.87)%

Ratios to Average Net Assets
Total expenses(d)	1.48%	1.56%	1.84%	1.64%	1.36%

Total expenses after fees waived and/or reimbursed(d)	0.35%	0.32%	0.34%	0.42%	0.42%

Net investment income(d)	2.90%	2.01%	2.16%	0.88%	1.06%

Supplemental Data
Net assets, end of year (000)	$4,530	$8,278	$8,601	$7,945	$9,543

Portfolio turnover rate	100%	59%	136%	35%	93%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.24%	0.73%	0.69%

See notes to financial statements.

74	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)

	Class K

	Year Ended October 31,
	2019		2018	2017		2016	2015

Net asset value, beginning of year	$10.78		$11.18	$9.70		$10.45	$11.53

Net investment income(a)	0.32		0.25	0.25		0.11	0.14
Net realized and unrealized gain (loss)	0.77		(0.32)	1.61		0.10	(0.18)

Net increase (decrease) from investment operations	1.09		(0.07)	1.86		0.21	(0.04)

Distributions(b)
From net investment income	(0.31)		(0.26)	(0.16)		(0.20)	(0.24)
From net realized gain	(0.38)		(0.07)	(0.22)		(0.76)	(0.80)

Total distributions	(0.69)		(0.33)	(0.38)		(0.96)	(1.04)

Net asset value, end of year	$11.18		$10.78	$11.18		$9.70	$10.45

Total Return(c)
Based on net asset value	11.09%		(0.67)%	19.77%		2.34%	(0.51)%

Ratios to Average Net Assets
Total expenses(d)	1.20%		1.29%	1.44%		1.21%	0.97%

Total expenses after fees waived and/or reimbursed(d)	0.00	%(e)	0.01%	0.00	%(e)	0.07%	0.07%

Net investment income(d)	3.04%		2.20%	2.42%		1.15%	1.33%

Supplemental Data
Net assets, end of year (000)	$2,350		$1,998	$1,261		$1,850	$1,162

Portfolio turnover rate	100%		59%	136%		35%	93%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019		2018	2017		2016	2015
Investments in underlying funds	0.22%		0.23%	0.24%		0.73%	0.69%

(e)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)

	Class R

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.59	$10.99	$9.53	$10.28	$11.36

Net investment income(a)	0.26	0.21	0.19	0.06	0.09
Net realized and unrealized gain (loss)	0.75	(0.34)	1.58	0.09	(0.19)

Net increase (decrease) from investment operations	1.01	(0.13)	1.77	0.15	(0.10)

Distributions(b)
From net investment income	(0.26)	(0.20)	(0.09)	(0.14)	(0.18)
From net realized gain	(0.38)	(0.07)	(0.22)	(0.76)	(0.80)

Total distributions	(0.64)	(0.27)	(0.31)	(0.90)	(0.98)

Net asset value, end of year	$10.96	$10.59	$10.99	$9.53	$10.28

Total Return(c)
Based on net asset value	10.50%	(1.25)%	19.06%	1.73%	(1.09)%

Ratios to Average Net Assets
Total expenses(d)	1.87%	1.79%	2.06%	1.88%	1.64%

Total expenses after fees waived and/or reimbursed(d)	0.58%	0.55%	0.58%	0.66%	0.66%

Net investment income(d)	2.44%	1.85%	1.90%	0.63%	0.83%

Supplemental Data
Net assets, end of year (000)	$8,497	$7,275	$5,745	$6,406	$7,303

Portfolio turnover rate	100%	59%	136%	35%	93%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.22%	0.23%	0.24%	0.73%	0.69%

See notes to financial statements.

76	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund

	Institutional

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$12.06	$12.44	$10.65	$11.36	$12.25

Net investment income(a)	0.37	0.32	0.27	0.11	0.16
Net realized and unrealized gain (loss)	0.75	(0.40)	1.89	0.10	(0.22)

Net increase (decrease) from investment operations	1.12	(0.08)	2.16	0.21	(0.06)

Distributions(b)
From net investment income	(0.30)	(0.30)	(0.14)	(0.19)	(0.22)
From net realized gain	(0.63)	—	(0.23)	(0.73)	(0.61)

Total distributions	(0.93)	(0.30)	(0.37)	(0.92)	(0.83)

Net asset value, end of year	$12.25	$12.06	$12.44	$10.65	$11.36

Total Return(c)
Based on net asset value	10.61%	(0.75)%	20.93%	2.09%	(0.59)%

Ratios to Average Net Assets
Total expenses(d)	1.59%	1.85%	2.10%	1.70%	1.64%

Total expenses after fees waived and/or reimbursed(d)	0.10%	0.11%	0.10%	0.17%	0.17%

Net investment income(d)	3.19%	2.50%	2.36%	1.03%	1.41%

Supplemental Data
Net assets, end of year (000)	$149	$791	$118	$92	$71

Portfolio turnover rate	104%	81%	131%	32%	80%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.26%	0.70%	0.67%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)

	Investor A

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.86	$12.23	$10.48	$11.19	$12.08

Net investment income(a)	0.35	0.26	0.23	0.08	0.13
Net realized and unrealized gain (loss)	0.74	(0.37)	1.87	0.09	(0.22)

Net increase (decrease) from investment operations	1.09	(0.11)	2.10	0.17	(0.09)

Distributions(b)
From net investment income	(0.27)	(0.26)	(0.12)	(0.15)	(0.19)
From net realized gain	(0.63)	—	(0.23)	(0.73)	(0.61)

Total distributions	(0.90)	(0.26)	(0.35)	(0.88)	(0.80)

Net asset value, end of year	$12.05	$11.86	$12.23	$10.48	$11.19

Total Return(c)
Based on net asset value	10.42%	(0.99)%	20.56%	1.81%	(0.84)%

Ratios to Average Net Assets
Total expenses(d)	1.89%	2.09%	2.24%	1.98%	1.83%

Total expenses after fees waived and/or reimbursed(d)	0.35%	0.34%	0.34%	0.42%	0.42%

Net investment income(d)	3.03%	2.09%	2.08%	0.78%	1.12%

Supplemental Data
Net assets, end of year (000)	$3,031	$6,246	$6,554	$5,808	$6,303

Portfolio turnover rate	104%	81%	131%	32%	80%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.26%	0.70%	0.67%

See notes to financial statements.

78	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)

	Class K

	Year Ended October 31,
	2019		2018	2017		2016	2015

Net asset value, beginning of year	$12.09		$12.46	$10.66		$11.37	$12.27

Net investment income(a)	0.35		0.29	0.25		0.11	0.17
Net realized and unrealized gain (loss)	0.79		(0.36)	1.93		0.11	(0.23)

Net increase (decrease) from investment operations	1.14		(0.07)	2.18		0.22	(0.06)

Distributions(b)
From net investment income	(0.31)		(0.30)	(0.15)		(0.20)	(0.23)
From net realized gain	(0.63)		—	(0.23)		(0.73)	(0.61)

Total distributions	(0.94)		(0.30)	(0.38)		(0.93)	(0.84)

Net asset value, end of year	$12.29		$12.09	$12.46		$10.66	$11.37

Total Return(c)
Based on net asset value	10.78%		(0.65)%	21.11%		2.19%	(0.57)%

Ratios to Average Net Assets
Total expenses(d)	1.63%		1.78%	1.73%		1.53%	1.38%

Total expenses after fees waived and/or reimbursed(d)	0.00	%(e)	0.02%	0.00	%(e)	0.07%	0.07%

Net investment income(d)	2.99%		2.26%	2.19%		1.06%	1.48%

Supplemental Data
Net assets, end of year (000)	$1,972		$1,583	$754		$1,558	$691

Portfolio turnover rate	104%		81%	131%		32%	80%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019		2018	2017		2016	2015
Investments in underlying funds	0.23%		0.23%	0.26%		0.70%	0.67%

(e) Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)

	Class R

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.74	$12.11	$10.37	$11.08	$11.99

Net investment income(a)	0.28	0.32	0.21	0.06	0.10
Net realized and unrealized gain (loss)	0.76	(0.45)	1.84	0.09	(0.22)

Net increase (decrease) from investment operations	1.04	(0.13)	2.05	0.15	(0.12)

Distributions(b)
From net investment income	(0.28)	(0.24)	(0.08)	(0.13)	(0.18)
From net realized gain	(0.63)	—	(0.23)	(0.73)	(0.61)

Total distributions	(0.91)	(0.24)	(0.31)	(0.86)	(0.79)

Net asset value, end of year	$11.87	$11.74	$12.11	$10.37	$11.08

Total Return(c)
Based on net asset value	10.14%	(1.18)%	20.32%	1.60%	(1.11)%

Ratios to Average Net Assets
Total expenses(d)	2.34%	2.26%	2.44%	2.14%	2.05%

Total expenses after fees waived and/or reimbursed(d)	0.57%	0.54%	0.57%	0.66%	0.66%

Net investment income(d)	2.48%	2.58%	1.86%	0.56%	0.90%

Supplemental Data
Net assets, end of year (000)	$5,884	$5,299	$5,989	$5,272	$6,078

Portfolio turnover rate	104%	81%	131%	32%	80%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.26%	0.70%	0.67%

See notes to financial statements.

80	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund

	Institutional

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.21	$11.60	$9.93	$10.53	$11.31

Net investment income(a)	0.34	0.30	0.23	0.10	0.15
Net realized and unrealized gain (loss)	0.68	(0.41)	1.79	0.08	(0.20)

Net increase (decrease) from investment operations	1.02	(0.11)	2.02	0.18	(0.05)

Distributions(b)
From net investment income	(0.31)	(0.28)	(0.14)	(0.16)	(0.19)
From net realized gain	(0.47)	—	(0.21)	(0.62)	(0.54)

Total distributions	(0.78)	(0.28)	(0.35)	(0.78)	(0.73)

Net asset value, end of year	$11.45	$11.21	$11.60	$9.93	$10.53

Total Return(c)
Based on net asset value	10.27%	(1.09)%	20.91%	1.92%	(0.54)%

Ratios to Average Net Assets
Total expenses(d)	1.54%	1.62%	1.87%	1.76%	1.58%

Total expenses after fees waived and/or reimbursed(d)	0.10%	0.10%	0.09%	0.17%	0.17%

Net investment income(d)	3.11%	2.53%	2.22%	1.01%	1.36%

Supplemental Data
Net assets, end of year (000)	$214	$439	$73	$206	$172

Portfolio turnover rate	121%	62%	122%	36%	77%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.26%	0.71%	0.66%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)

	Investor A

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.07	$11.45	$9.80	$10.40	$11.18

Net investment income(a)	0.32	0.25	0.21	0.07	0.11
Net realized and unrealized gain (loss)	0.67	(0.39)	1.77	0.08	(0.19)

Net increase (decrease) from investment operations	0.99	(0.14)	1.98	0.15	(0.08)

Distributions(b)
From net investment income	(0.29)	(0.24)	(0.12)	(0.13)	(0.16)
From net realized gain	(0.47)	—	(0.21)	(0.62)	(0.54)

Total distributions	(0.76)	(0.24)	(0.33)	(0.75)	(0.70)

Net asset value, end of year	$11.30	$11.07	$11.45	$9.80	$10.40

Total Return(c)
Based on net asset value	9.99%	(1.28)%	20.67%	1.63%	(0.79)%

Ratios to Average Net Assets
Total expenses(d)	1.81%	1.81%	2.22%	2.15%	1.98%

Total expenses after fees waived and/or reimbursed(d)	0.35%	0.32%	0.34%	0.42%	0.42%

Net investment income(d)	2.93%	2.16%	2.02%	0.78%	1.07%

Supplemental Data
Net assets, end of year (000)	$5,664	$8,608	$7,834	$6,110	$6,215

Portfolio turnover rate	121%	62%	122%	36%	77%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.26%	0.71%	0.66%

See notes to financial statements.

82	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)

	Class K

	Year Ended October 31,
	2019		2018	2017		2016	2015

Net asset value, beginning of year	$11.25		$11.63	$9.94		$10.54	$11.32

Net investment income(a)	0.33		0.29	0.26		0.11	0.16
Net realized and unrealized gain (loss)	0.69		(0.39)	1.79		0.08	(0.20)

Net increase (decrease) from investment operations	1.02		(0.10)	2.05		0.19	(0.04)

Distributions(b)
From net investment income	(0.32)		(0.28)	(0.15)		(0.17)	(0.20)
From net realized gain	(0.47)		—	(0.21)		(0.62)	(0.54)

Total distributions	(0.79)		(0.28)	(0.36)		(0.79)	(0.74)

Net asset value, end of year	$11.48		$11.25	$11.63		$9.94	$10.54

Total Return(c)
Based on net asset value	10.24%		(0.97)%	21.21%		2.02%	(0.44)%

Ratios to Average Net Assets
Total expenses(d)	1.56%		1.60%	1.58%		1.59%	1.40%

Total expenses after fees waived and/or reimbursed(d)	0.00	%(e)	0.02%	0.00	%(e)	0.07%	0.07%

Net investment income(d)	3.01%		2.42%	2.47%		1.08%	1.44%

Supplemental Data
Net assets, end of year (000)	$1,198		$855	$437		$996	$669

Portfolio turnover rate	121%		62%	122%		36%	77%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019		2018	2017		2016	2015
Investments in underlying funds	0.23%		0.23%	0.26%		0.71%	0.66%

(e)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)

	Class R

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.01	$11.39	$9.74	$10.35	$11.14

Net investment income(a)	0.26	0.28	0.19	0.05	0.09
Net realized and unrealized gain (loss)	0.69	(0.44)	1.76	0.07	(0.19)

Net increase (decrease) from investment operations	0.95	(0.16)	1.95	0.12	(0.10)

Distributions(b)
From net investment income	(0.28)	(0.22)	(0.09)	(0.11)	(0.15)
From net realized gain	(0.47)	—	(0.21)	(0.62)	(0.54)

Total distributions	(0.75)	(0.22)	(0.30)	(0.73)	(0.69)

Net asset value, end of year	$11.21	$11.01	$11.39	$9.74	$10.35

Total Return(c)
Based on net asset value	9.70%	(1.50)%	20.46%	1.33%	(0.98)%

Ratios to Average Net Assets
Total expenses(d)	2.27%	2.05%	2.34%	2.26%	2.11%

Total expenses after fees waived and/or reimbursed(d)	0.57%	0.54%	0.57%	0.65%	0.66%

Net investment income(d)	2.42%	2.40%	1.77%	0.55%	0.86%

Supplemental Data
Net assets, end of year (000)	$5,584	$4,610	$6,143	$5,074	$5,743

Portfolio turnover rate	121%	62%	122%	36%	77%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.26%	0.71%	0.66%

See notes to financial statements.

84	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund

	Institutional

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.75	$12.13	$10.35	$11.09	$12.11

Net investment income(a)	0.39	0.32	0.25	0.11	0.15
Net realized and unrealized gain (loss)	0.64	(0.39)	1.84	0.09	(0.18)

Net increase (decrease) from investment operations	1.03	(0.07)	2.09	0.20	(0.03)

Distributions(b)
From net investment income	(0.27)	(0.31)	(0.13)	(0.14)	(0.18)
From net realized gain	(0.35)	—	(0.18)	(0.80)	(0.81)

Total distributions	(0.62)	(0.31)	(0.31)	(0.94)	(0.99)

Net asset value, end of year	$12.16	$11.75	$12.13	$10.35	$11.09

Total Return(c)
Based on net asset value	9.66%	(0.71)%	20.70%	2.05%	(0.31)%

Ratios to Average Net Assets
Total expenses(d)	2.32%	4.62%	4.65%	5.36%	5.57%

Total expenses after fees waived and/or reimbursed(d)	0.10%	0.08%	0.10%	0.17%	0.18%

Net investment income(d)	3.31%	2.58%	2.26%	1.08%	1.31%

Supplemental Data
Net assets, end of year (000)	$59	$275	$31	$26	$28

Portfolio turnover rate	124%	60%	97%	38%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.25%	0.67%	0.64%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)

	Investor A

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.69	$12.06	$10.29	$11.04	$12.06

Net investment income(a)	0.33	0.25	0.23	0.08	0.11
Net realized and unrealized gain (loss)	0.68	(0.37)	1.83	0.08	(0.16)

Net increase (decrease) from investment operations	1.01	(0.12)	2.06	0.16	(0.05)

Distributions(b)
From net investment income	(0.24)	(0.25)	(0.11)	(0.11)	(0.16)
From net realized gain	(0.35)	—	(0.18)	(0.80)	(0.81)

Total distributions	(0.59)	(0.25)	(0.29)	(0.91)	(0.97)

Net asset value, end of year	$12.11	$11.69	$12.06	$10.29	$11.04

Total Return(c)
Based on net asset value	9.48%	(1.05)%	20.51%	1.72%	(0.49)%

Ratios to Average Net Assets
Total expenses(d)	2.85%	5.05%	4.93%	5.63%	6.07%

Total expenses after fees waived and/or reimbursed(d)	0.35%	0.35%	0.35%	0.42%	0.42%

Net investment income(d)	2.83%	2.07%	2.07%	0.75%	0.95%

Supplemental Data
Net assets, end of year (000)	$516	$479	$619	$525	$269

Portfolio turnover rate	124%	60%	97%	38%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.25%	0.67%	0.64%

See notes to financial statements.

86	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)

	Class K

	Year Ended October 31,
	2019		2018		2017		2016	2015

Net asset value, beginning of year	$11.77		$12.15		$10.36		$11.10	$12.12

Net investment income(a)	0.37		0.31		0.26		0.12	0.16
Net realized and unrealized gain (loss)	0.68		(0.38)		1.85		0.09	(0.17)

Net increase (decrease) from investment operations	1.05		(0.07)		2.11		0.21	(0.01)

Distributions(b)
From net investment income	(0.28)		(0.31)		(0.14)		(0.15)	(0.20)
From net realized gain	(0.35)		—		(0.18)		(0.80)	(0.81)

Total distributions	(0.63)		(0.31)		(0.32)		(0.95)	(1.01)

Net asset value, end of year	$12.19		$11.77		$12.15		$10.36	$11.10

Total Return(c)
Based on net asset value	9.83%		(0.69)%		20.90%		2.17%	(0.20)%

Ratios to Average Net Assets
Total expenses(d)	2.33%		4.58%		4.48%		4.95%	5.40%

Total expenses after fees waived and/or reimbursed(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.06%	0.07%

Net investment income(d)	3.13%		2.53%		2.35%		1.17%	1.41%

Supplemental Data
Net assets, end of year (000)	$3,319		$2,926		$2,817		$2,289	$2,243

Portfolio turnover rate	124%		60%		97%		38%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019		2018		2017		2016	2015
Investments in underlying funds	0.23%		0.23%		0.25%		0.67%	0.64%

(e)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)

	Class R

	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.59	$11.98	$10.23	$11.00	$12.05

Net investment income(a)	0.28	0.34	0.20	0.05	0.06
Net realized and unrealized gain (loss)	0.68	(0.48)	1.83	0.10	(0.14)

Net increase (decrease) from investment operations	0.96	(0.14)	2.03	0.15	(0.08)

Distributions(b)
From net investment income	(0.26)	(0.25)	(0.10)	(0.12)	(0.16)
From net realized gain	(0.35)	—	(0.18)	(0.80)	(0.81)

Total distributions	(0.61)	(0.25)	(0.28)	(0.92)	(0.97)

Net asset value, end of year	$11.94	$11.59	$11.98	$10.23	$11.00

Total Return(c)
Based on net asset value	9.18%	(1.24)%	20.21%	1.56%	(0.76)%

Ratios to Average Net Assets
Total expenses(d)	3.21%	4.60%	5.19%	5.62%	5.94%

Total expenses after fees waived and/or reimbursed(d)	0.58%	0.55%	0.58%	0.66%	0.66%

Net investment income(d)	2.45%	2.85%	1.76%	0.50%	0.56%

Supplemental Data
Net assets, end of year (000)	$4,917	$3,383	$1,546	$922	$441

Portfolio turnover rate	124%	60%	97%	38%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.23%	0.23%	0.25%	0.67%	0.64%

See notes to financial statements.

88	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund
	Institutional

				Period from

				05/31/2017(a)

	Year Ended October 31,			to
	2019		2018	10/31/2017

Net asset value, beginning of period	$10.28		$10.72	$10.00

Net investment income(b)	0.33		0.29	0.13
Net realized and unrealized gain (loss)	0.60		(0.47)	0.59

Net increase (decrease) from investment operations	0.93		(0.18)	0.72

Distributions(c)
From net investment income	(0.33)		(0.26)	—
From net realized gain	(0.04)		—	—

Total distributions	(0.37)		(0.26)	—

Net asset value, end of period	$10.84		$10.28	$10.72

Total Return(d)
Based on net asset value	9.68%		(1.78)%	7.20	%(e)

Ratios to Average Net Assets
Total expenses(f)	13.86	%(g)	20.50%	29.68	%(h)(i)

Total expenses after fees waived and/or reimbursed(f)	0.11%		0.10%	0.02	%(i)

Net investment income(f)	3.22%		2.64%	3.05	%(i)

Supplemental Data
Net assets, end of period (000)	$22		$21	$22

Portfolio turnover rate	126%		36%	9%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

				Period from
				05/31/2017(a)
	Year Ended October 31,			to
	2019		2018	10/31/2017
Investments in underlying funds	0.24%		0.25%	0.25%

(g)	Includes non-recurring expenses of board realignment and consolidation costs. Without these costs, total expenses would have been 13.84%.
(h)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.49%.
(i)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)
	Investor A

				Period from

				05/31/2017(a)

	Year Ended October 31,			to
	2019		2018	10/31/2017

Net asset value, beginning of period	$10.26		$10.71	$10.00

Net investment income(b)	0.26		0.25	0.12
Net realized and unrealized gain (loss)	0.65		(0.45)	0.59

Net increase (decrease) from investment operations	0.91		(0.20)	0.71

Distributions(c)
From net investment income	(0.31)		(0.25)	—
From net realized gain	(0.04)		—	—

Total distributions	(0.35)		(0.25)	—

Net asset value, end of period	$10.82		$10.26	$10.71

Total Return(d)
Based on net asset value	9.42%		(2.01)%	7.10	%(e)

Ratios to Average Net Assets
Total expenses(f)	13.89	%(g)	20.38%	29.88	%(h)(i)

Total expenses after fees waived and/or reimbursed(f)	0.35%		0.35%	0.28	%(i)

Net investment income(f)	2.48%		2.31%	2.78	%(i)

Supplemental Data
Net assets, end of period (000)	$87		$28	$22

Portfolio turnover rate	126%		36%	9%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

				Period from
				05/31/2017(a)
	Year Ended October 31,			to
	2019		2018	10/31/2017
Investments in underlying funds	0.24%		0.25%	0.25%

(g)	Includes non-recurring expenses of board realignment and consolidation costs. Without these costs, total expenses would have been 13.87%.
(h)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.66%.
(i)	Annualized.

See notes to financial statements.

90	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)
	Class K

				Period from

				05/31/2017(a)

	Year Ended October 31,			to
	2019		2018	10/31/2017

Net asset value, beginning of period	$10.29		$10.72	$10.00

Net investment income(b)	0.34		0.30	0.13
Net realized and unrealized gain (loss)	0.60		(0.46)	0.59

Net increase (decrease) from investment operations	0.94		(0.16)	0.72

Distributions(c)
From net investment income	(0.34)		(0.27)	—
From net realized gain	(0.04)		—	—

Total distributions	(0.38)		(0.27)	—

Net asset value, end of period	$10.85		$10.29	$10.72

Total Return(d)
Based on net asset value	9.79%		(1.66)%	7.20	%(e)

Ratios to Average Net Assets
Total expenses(f)	13.65	%(g)	20.08%	29.00	%(h)(i)

Total expenses after fees waived and/or reimbursed(f)	0.00	%(j)	0.01%	0.00	%(i)(j)

Net investment income(f)	3.32%		2.74%	3.05	%(i)

Supplemental Data
Net assets, end of period (000)	$1,023		$967	$1,008

Portfolio turnover rate	126%		36%	9%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

				Period from
				05/31/2017(a)
	Year Ended October 31,			to
	2019		2018	10/31/2017
Investments in underlying funds	0.24%		0.25%	0.25%

(g)	Includes non-recurring expenses of board realignment and consolidation costs. Without these costs, total expenses would have been 13.62%.
(h)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.34%.
(i)	Annualized.
(j)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)
	Class R

				Period from

				05/31/2017(a)

	Year Ended October 31,			to
	2019		2018	10/31/2017

Net asset value, beginning of period	$10.23		$10.69	$10.00

Net investment income(b)	0.21		0.23	0.11
Net realized and unrealized gain (loss)	0.67		(0.46)	0.58

Net increase (decrease) from investment operations	0.88		(0.23)	0.69

Distributions(c)
From net investment income	(0.32)		(0.23)	—
From net realized gain	(0.04)		—	—

Total distributions	(0.36)		(0.23)	—

Net asset value, end of period	$10.75		$10.23	$10.69

Total Return(d)
Based on net asset value	9.25%		(2.25)%	6.90	%(e)

Ratios to Average Net Assets
Total expenses(f)	16.99	%(g)	20.47%	30.14	%(h)(i)

Total expenses after fees waived and/or reimbursed(f)	0.59%		0.60%	0.53	%(i)

Net investment income(f)	2.03%		2.12%	2.52	%(i)

Supplemental Data
Net assets, end of period (000)	$634		$37	$21

Portfolio turnover rate	126%		36%	9%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

				Period from
				05/31/2017(a)
	Year Ended October 31,			to
	2019		2018	10/31/2017
Investments in underlying funds	0.24%		0.25%	0.25%

(g)	Includes non-recurring expenses of board realignment and consolidation costs. Without these costs, total expenses would have been 16.97%.
(h)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.91%.
(i)	Annualized.

See notes to financial statements.

92	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”), (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta Retirement Fund	Diversified
BlackRock LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2020 Fund	Diversified
BlackRock LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2025 Fund	Diversified
BlackRock LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2030 Fund	Diversified
BlackRock LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2035 Fund	Diversified
BlackRock LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2040 Fund	Diversified
BlackRock LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2045 Fund	Diversified
BlackRock LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2050 Fund	Diversified
BlackRock LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2055 Fund	Diversified
BlackRock LifePath® Smart Beta 2060 Fund	LifePath® Smart Beta 2060 Fund	Diversified

By owning shares of the Underlying Funds and investing in the Master Portfolios, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities of U.S. and non-U.S. companies, including small and medium sized companies. Equity funds may include funds that invest in domestic and international equities, real estate-related securities and other similar securities or instruments, as well as commodities. Fixed-income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity or fixed-income funds may invest. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

As of period end, the financial statements of each Underlying Fund, including the Schedule of Investments, can be read in conjunction with each Fund’s financial statements. Each Underlying Fund’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Investor A and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege

Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None

(a)	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements  (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

ETFs traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the ETF is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of October 31, 2019, certain investments of the Funds were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial

94	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath® Smart Beta Retirement Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

BofA Securities, Inc.	$327,963	$(327,963)	$—
JP Morgan Securities LLC	516,930	(516,930)	—

	$844,893	$(844,893)	$—

LifePath® Smart Beta 2025 Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

BofA Securities, Inc.	$971,247	$(971,247)	$—
JP Morgan Securities LLC	541,778	(541,778)	—

	$1,513,025	$(1,513,025)	$—

LifePath® Smart Beta 2030 Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

BofA Securities, Inc.	$680,512	$(680,512)	$—
JP Morgan Securities LLC	631,787	(631,787)	—

	$1,312,299	$(1,312,299)	$—

LifePath® Smart Beta 2035 Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

BofA Securities, Inc.	$1,182,259	$(1,182,259)	$—
JP Morgan Securities LLC	33,339	(33,339)	—

	$1,215,598	$(1,215,598)	$—

LifePath® Smart Beta 2040 Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

BofA Securities, Inc.	$1,310,156	$(1,310,156)	$—
JP Morgan Securities LLC	209,919	(209,919)	—

	$1,520,075	$(1,520,075)	$—

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements  (continued)

LifePath® Smart Beta 2045 Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

BofA Securities, Inc.	$585,374	$(585,374)	$—
JP Morgan Securities LLC	855,846	(855,846)	—

	$1,441,220	$(1,441,220)	$—

LifePath® Smart Beta 2050 Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

BofA Securities, Inc.	$750,232	$(750,232)	$—
JP Morgan Securities LLC	777,388	(777,388)	—

	$1,527,620	$(1,527,620)	$—

LifePath® Smart Beta 2055 Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

BofA Securities, Inc.	$499,876	$(499,876)	$—
JP Morgan Securities LLC	222,155	(222,155)	—

	$722,031	$(722,031)	$—

LifePath® Smart Beta 2060 Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

BofA Securities, Inc.	$108,078	$(108,078)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Class R

Service Fee	0.25%	0.25%
Distribution Fee	—	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

96	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

For the year ended October 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Class R	Total

LifePath® Smart Beta Retirement Fund	$14,814	$14,886	$29,700
LifePath® Smart Beta 2020 Fund	21,414	34,512	55,926
LifePath® Smart Beta 2025 Fund	31,133	37,274	68,407
LifePath® Smart Beta 2030 Fund	25,445	53,754	79,199
LifePath® Smart Beta 2035 Fund	16,093	39,535	55,628
LifePath® Smart Beta 2040 Fund	13,705	40,892	54,597
LifePath® Smart Beta 2045 Fund	10,474	29,047	39,521
LifePath® Smart Beta 2050 Fund	16,031	26,734	42,765
LifePath® Smart Beta 2055 Fund	1,253	21,102	22,355
LifePath® Smart Beta 2060 Fund	162	1,545	1,707

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee

First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended October 31, 2019, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Class R	Total

LifePath® Smart Beta Retirement Fund	$148	$1,189	$110	$ 591	$2,038
LifePath® Smart Beta 2020 Fund	434	1,717	256	1,380	3,787
LifePath® Smart Beta 2025 Fund	411	2,489	541	1,481	4,922
LifePath® Smart Beta 2030 Fund	387	2,036	349	2,148	4,920
LifePath® Smart Beta 2035 Fund	329	1,287	524	1,572	3,712
LifePath® Smart Beta 2040 Fund	114	1,095	434	1,633	3,276
LifePath® Smart Beta 2045 Fund	156	838	359	1,154	2,507
LifePath® Smart Beta 2050 Fund	100	1,279	205	1,059	2,643
LifePath® Smart Beta 2055 Fund	69	100	610	839	1,618
LifePath® Smart Beta 2060 Fund	4	13	195	62	274

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended October 31, 2019, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended October 31, 2019, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total

LifePath® Smart Beta Retirement Fund	$38	$131	$16	$464	$ 649
LifePath® Smart Beta 2020 Fund	30	194	10	472	706
LifePath® Smart Beta 2025 Fund	29	435	20	563	1,047
LifePath® Smart Beta 2030 Fund	34	411	8	635	1,088
LifePath® Smart Beta 2035 Fund	53	362	31	637	1,083
LifePath® Smart Beta 2040 Fund	49	362	32	618	1,061
LifePath® Smart Beta 2045 Fund	42	429	24	649	1,144
LifePath® Smart Beta 2050 Fund	32	329	10	608	979
LifePath® Smart Beta 2055 Fund	31	196	22	700	949
LifePath® Smart Beta 2060 Fund	9	63	15	472	559

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements  (continued)

For the year ended October 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Class R	Total

LifePath® Smart Beta Retirement Fund	$ 756	$2,687	$398	$10,375	$14,216
LifePath® Smart Beta 2020 Fund	1,352	4,293	348	13,848	19,841
LifePath® Smart Beta 2025 Fund	1,395	6,496	450	13,306	21,647
LifePath® Smart Beta 2030 Fund	1,249	5,936	555	17,634	25,374
LifePath® Smart Beta 2035 Fund	1,344	5,118	741	15,436	22,639
LifePath® Smart Beta 2040 Fund	610	4,226	750	16,627	22,213
LifePath® Smart Beta 2045 Fund	741	4,852	829	15,437	21,859
LifePath® Smart Beta 2050 Fund	479	5,580	625	14,263	20,947
LifePath® Smart Beta 2055 Fund	376	1,495	718	17,128	19,717
LifePath® Smart Beta 2060 Fund	48	312	95	10,272	10,727

Other Fees: For the year ended October 31, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Smart Beta Retirement Fund	$861
LifePath® Smart Beta 2020 Fund	817
LifePath® Smart Beta 2025 Fund	504
LifePath® Smart Beta 2030 Fund	667
LifePath® Smart Beta 2035 Fund	1,120
LifePath® Smart Beta 2040 Fund	281
LifePath® Smart Beta 2045 Fund	385
LifePath® Smart Beta 2050 Fund	316
LifePath® Smart Beta 2055 Fund	37
LifePath® Smart Beta 2060 Fund	88

Expense Limitations, Waivers, Reimbursements and Recoupments: The Funds have incurred expenses in connection with the realignment and consolidation of the boards of trustees of certain BlackRock-advised funds. The Manager has voluntarily agreed to reimburse LifePath® Smart Beta 2055 Fund and LifePath® Smart Beta 2060 Fund for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2019, the amounts reimbursed were $352 and $294, respectively.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“perpetual expense limitation”). The perpetual expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. These contractual expense limitations are in effect through February 28, 2029, unless terminated earlier by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitations in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue these contractual expense limitations through February 29, 2020, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and Master Portfolios in which the Funds invest. For the year ended October 31, 2019, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

LifePath® Smart Beta Retirement Fund	$190,879
LifePath® Smart Beta 2020 Fund	307,483
LifePath® Smart Beta 2025 Fund	195,554
LifePath® Smart Beta 2030 Fund	193,999
LifePath® Smart Beta 2035 Fund	191,220
LifePath® Smart Beta 2040 Fund	187,202
LifePath® Smart Beta 2045 Fund	191,879
LifePath® Smart Beta 2050 Fund	192,716
LifePath® Smart Beta 2055 Fund	183,933
LifePath® Smart Beta 2060 Fund	184,102

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended October 31, 2019, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Class K	Class R	Total

LifePath® Smart Beta Retirement Fund	$106	$—	$112	$ 336	$ 554
LifePath® Smart Beta 2020 Fund	2	—	256	801	1,059
LifePath® Smart Beta 2025 Fund	1	—	541	871	1,413
LifePath® Smart Beta 2030 Fund	5	3	350	1,257	1,615

98	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Administration Fees Waived	Institutional	Investor A	Class K	Class R	Total

LifePath® Smart Beta 2035 Fund	$ 71	$190	$524	$917	$1,702
LifePath® Smart Beta 2040 Fund	107	144	433	994	1,678
LifePath® Smart Beta 2045 Fund	107	795	360	683	1,945
LifePath® Smart Beta 2050 Fund	58	563	205	652	1,478
LifePath® Smart Beta 2055 Fund	60	100	610	522	1,292
LifePath® Smart Beta 2060 Fund	4	13	194	47	258

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor A	Class K	Class R	Total

LifePath® Smart Beta Retirement Fund	$98	$ —	$397	$ 8,771	$ 9,266
LifePath® Smart Beta 2020 Fund	13	—	348	9,126	9,487
LifePath® Smart Beta 2025 Fund	—	—	450	9,330	9,780
LifePath® Smart Beta 2030 Fund	—	—	555	10,434	10,989
LifePath® Smart Beta 2035 Fund	12	—	741	11,048	11,801
LifePath® Smart Beta 2040 Fund	45	—	750	10,957	11,752
LifePath® Smart Beta 2045 Fund	12	721	829	12,233	13,795
LifePath® Smart Beta 2050 Fund	22	97	625	11,255	11,999
LifePath® Smart Beta 2055 Fund	40	1,000	718	14,388	16,146
LifePath® Smart Beta 2060 Fund	26	247	95	10,014	10,382

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time.

As of October 31, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,

	2020	2021

LifePath® Smart Beta Retirement Fund
Fund Level	$206,063	$190,879
Institutional	3	204
Class K	793	509
Class R	4	9,107
LifePath® Smart Beta 2020 Fund
Fund Level	209,914	307,483
Institutional	22	15
Class K	843	604
Class R	—	9,927
LifePath® Smart Beta 2025 Fund
Fund Level	208,867	195,554
Institutional	64	1
Class K	1,051	991
Class R	—	10,201
LifePath® Smart Beta 2030 Fund
Fund Level	203,840	193,999
Institutional	31	5
Investor A	—	3
Class K	952	905
Class R	—	11,691
LifePath® Smart Beta 2035 Fund
Fund Level	200,551	191,220
Institutional	137	83
Investor A	14	190
Class K	1,283	1,265
Class R	6	11,965
LifePath® Smart Beta 2040 Fund
Fund Level	200,810	187,202
Institutional	103	152
Investor A	—	144
Class K	1,219	1,183
Class R	—	11,951

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements  (continued)

	Expiring October 31,

	2020	2021

LifePath® Smart Beta 2045 Fund
Fund Level	$196,284	$191,879
Institutional	138	119
Investor A	175	1,516
Class K	1,231	1,189
Class R	—	12,916
LifePath® Smart Beta 2050 Fund
Fund Level	198,123	192,716
Institutional	112	80
Investor A	—	660
Class K	896	830
Class R	5	11,907
LifePath® Smart Beta 2055 Fund
Fund Level	190,937	183,933
Institutional	90	100
Investor A	806	1,100
Class K	1,392	1,328
Class R	123	14,910
LifePath® Smart Beta 2060 Fund
Fund Level	217,912	184,102
Institutional	71	30
Investor A	149	260
Class K	323	289
Class R	113	10,061

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on October 31, 2019:

LifePath® Smart Beta Retirement Fund
Fund Level	$217,325
Institutional	142
Investor A	5,710
Class K	703
Class R	5,570
LifePath® Smart Beta 2020 Fund
Fund Level	199,036
Institutional	264
Investor A	10,624
Class K	884
Class R	5,258
LifePath® Smart Beta 2025 Fund
Fund Level	226,159
Institutional	168
Investor A	7,262
Class K	1,198
Class R	8,648
LifePath® Smart Beta 2030 Fund
Fund Level	210,363
Institutional	125
Investor A	6,248
Class K	1,169
Class R	4,561
LifePath® Smart Beta 2035 Fund
Fund Level	219,605
Institutional	207
Investor A	7,810
Class K	1,372
Class R	6,830
LifePath® Smart Beta 2040 Fund
Fund Level	212,872
Institutional	242
Investor A	6,957
Class K	1,206
Class R	6,198
LifePath® Smart Beta 2045 Fund
Fund Level	213,459
Institutional	209
Investor A	7,802
Class K	1,269
Class R	5,135

100	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

LifePath® Smart Beta 2050 Fund
Fund Level	$213,680
Institutional	363
Investor A	14,744
Class K	1,089
Class R	6,363
LifePath® Smart Beta 2055 Fund
Fund Level	195,544
Institutional	48
Investor A	1,607
Class K	1,358
Class R	1,509
LifePath® Smart Beta 2060 Fund
Fund Level	203,905
Class K	81

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2019, each Fund retained 80% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across a complex of open-end funds referred to as the Equity-Bond Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended October 31, 2019, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Smart Beta Retirement Fund	$640
LifePath® Smart Beta 2020 Fund	1,172
LifePath® Smart Beta 2025 Fund	1,449
LifePath® Smart Beta 2030 Fund	1,031
LifePath® Smart Beta 2035 Fund	609
LifePath® Smart Beta 2040 Fund	676
LifePath® Smart Beta 2045 Fund	387
LifePath® Smart Beta 2050 Fund	445
LifePath® Smart Beta 2055 Fund	426
LifePath® Smart Beta 2060 Fund	115

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. In addition, the LifePath® Smart Beta 2055 Fund and the LifePath® Smart Beta 2060 Fund are currently permitted to lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements  (continued)

During the year ended October 31, 2019, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)

LifePath® Smart Beta Retirement Fund	$255,390	$374,071	$42,694
LifePath® Smart Beta 2020 Fund	439,891	332,228	27,151
LifePath® Smart Beta 2025 Fund	49,776	675,566	64,625
LifePath® Smart Beta 2030 Fund	118,731	848,725	13,551
LifePath® Smart Beta 2035 Fund	94,154	94,708	(3,716)
LifePath® Smart Beta 2040 Fund	350,998	33,171	(1,037)
LifePath® Smart Beta 2045 Fund	557,818	48,410	(3,592)
LifePath® Smart Beta 2050 Fund	681,617	26,017	(2,028)

6.	PURCHASES AND SALES

For the year ended October 31, 2019, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales

LifePath® Smart Beta Retirement Fund	$8,508,067	$12,632,201
LifePath® Smart Beta 2020 Fund	15,959,122	22,814,072
LifePath® Smart Beta 2025 Fund	19,246,434	26,946,781
LifePath® Smart Beta 2030 Fund	21,334,576	29,262,599
LifePath® Smart Beta 2035 Fund	17,034,620	24,225,706
LifePath® Smart Beta 2040 Fund	16,677,316	20,205,528
LifePath® Smart Beta 2045 Fund	13,260,535	16,910,023
LifePath® Smart Beta 2050 Fund	16,258,203	18,411,267
LifePath® Smart Beta 2055 Fund	11,238,382	10,019,592
LifePath® Smart Beta 2060 Fund	2,342,654	1,791,073

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2019 except for LifePath® Smart Beta 2060 Fund, which remains open for the period ended October 31, 2017 and the two years ended October 31, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the use of equalization were reclassified to the following accounts:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund

Paid-in capital	$ 51,778	$ 191,774	$ 161,645	$ 174,666	$ 211,973
Accumulated earnings	(51,778)	(191,774)	(161,645)	(174,666)	(211,973)

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund

Paid-in capital	$ 117,097	$ 120,339	$ 127,613	$ 39,403
Accumulated earnings	(117,097)	(120,339)	(127,613)	(39,403)

102	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund

Ordinary income(a)
10/31/19	$309,279	$549,817	$743,354	$722,874	$588,261
10/31/18	$298,106	$730,335	$794,994	$815,327	$538,109
Long-term capital gains(a)
10/31/19	628,994	1,202,064	1,575,388	1,259,966	1,275,727
10/31/18	123,853	359,673	311,293	200,435	185,775

Total
10/31/19	$938,273	$1,751,881	$2,318,742	$1,982,840	$1,863,988

10/31/18	$421,959	$1,090,008	$1,106,287	$1,015,762	$723,884

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund

Ordinary income(a)
10/31/19	$535,322	$384,293	$451,567	$235,732	$38,300
10/31/18	$454,149	$295,638	$318,947	$128,412	$26,500
Long-term capital gains(a)
10/31/19	600,911	779,503	615,079	197,112	3,368
10/31/18	45,583	139,170	72,476	19,082	—

Total
10/31/19	$1,136,233	$1,163,796	$1,066,646	$432,844	$41,668

10/31/18	$499,732	$434,808	$391,423	$147,494	$26,500

(a)	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of period end, the tax components of accumulated net earnings were as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund

Undistributed ordinary income	$124,568	$254,088	$351,285	$398,960	$284,641
Undistributed long-term capital gains	346,144	715,887	996,755	1,062,353	1,018,700
Net unrealized gains(a)	528,831	900,884	1,405,005	1,435,036	876,530

	$999,543	$1,870,859	$2,753,045	$2,896,349	$2,179,871

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund

Undistributed ordinary income	$214,940	$211,479	$167,302	$246,607	$30,072
Undistributed long-term capital gains	1,371,390	981,368	1,295,145	428,370	53,032
Net unrealized gains(a)	675,729	371,746	334,912	207,829	35,359

	$2,262,059	$1,564,593	$1,797,359	$882,806	$118,463

(a)	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements  (continued)

As of October 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund

Tax cost	$9,832,964	$14,796,756	$22,094,192	$21,559,006	$15,614,239

Gross unrealized appreciation	$526,033	$898,092	$1,396,896	$1,427,765	$871,880
Gross unrealized depreciation	—	—	—	—	—

Net unrealized appreciation	$526,033	$898,092	$1,396,896	$1,427,765	$871,880

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund

Tax cost	$16,878,276	$12,336,129	$14,555,924	$9,402,678	$1,891,307

Gross unrealized appreciation	$685,678	$369,278	$337,481	$210,048	$40,821
Gross unrealized depreciation	(13,771)	—	(5,112)	(3,455)	(5,593)

Net unrealized appreciation	$671,907	$369,278	$332,369	$206,593	$35,228

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2019, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

104	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 10/31/19		Year Ended 10/31/18
LifePath® Smart Beta Retirement Fund	Shares	Amount	Shares	Amount

Institutional
Shares sold	27,832	$288,514	92,339	$999,319
Shares issued in reinvestment of distributions	6,764	63,375	4,460	47,813
Shares redeemed	(231,661)	(2,407,587)	(28,196)	(303,662)

Net increase (decrease)	(197,065)	$(2,055,698)	68,603	$743,470

Investor A
Shares sold	167,678	$1,730,247	134,087	$1,429,080
Shares issued in reinvestment of distributions	55,702	517,473	14,400	153,505
Shares redeemed	(298,366)	(3,022,715)	(313,625)	(3,348,465)

Net decrease	(74,986)	$(774,995)	(165,138)	$(1,765,880)

Class K
Shares sold	29,754	$308,558	22,211	$240,717
Shares issued in reinvestment of distributions	6,073	56,781	1,248	13,388
Shares redeemed	(31,742)	(315,680)	(44,676)	(477,486)

Net increase (decrease)	4,085	$49,659	(21,217)	$(223,381)

Class R
Shares sold	78,235	$791,991	169,800	$1,783,886
Shares issued in reinvestment of distributions	26,388	245,147	7,040	75,173
Shares redeemed	(174,471)	(1,790,271)	(294,024)	(3,135,681)

Net decrease	(69,848)	$(753,133)	(117,184)	$(1,276,622)

Total Net Decrease	(337,814)	$(3,534,167)	(234,936)	$(2,522,413)

LifePath® Smart Beta 2020 Fund

Institutional
Shares sold	16,170	$170,131	217,371	$2,449,450
Shares issued in reinvestment of distributions	18,096	174,083	7,043	77,613
Shares redeemed	(226,860)	(2,455,654)	(49,298)	(545,251)

Net increase (decrease)	(192,594)	$(2,111,440)	175,116	$1,981,812

Investor A
Shares sold	220,613	$2,334,123	271,686	$2,963,962
Shares issued in reinvestment of distributions	77,344	738,631	34,807	380,444
Shares redeemed	(489,105)	(5,084,825)	(791,796)	(8,654,384)

Net decrease	(191,148)	$(2,012,071)	(485,303)	$(5,309,978)

Class K
Shares sold	82,821	$860,667	106,426	$1,155,054
Shares issued in reinvestment of distributions	8,391	80,558	4,054	44,593
Shares redeemed	(49,581)	(514,534)	(162,643)	(1,790,703)

Net increase (decrease)	41,631	$426,691	(52,163)	$(591,056)

Class R
Shares sold	150,910	$1,544,569	265,551	$2,831,354
Shares issued in reinvestment of distributions	57,505	543,421	19,763	214,233
Shares redeemed	(437,009)	(4,541,365)	(281,575)	(3,038,013)

Net increase (decrease)	(228,594)	$(2,453,375)	3,739	$7,574

Total Net Decrease	(570,705)	$(6,150,195)	(358,611)	$(3,911,648)

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements  (continued)

	Year Ended 10/31/19		Year Ended 10/31/18

LifePath® Smart Beta 2025 Fund	Shares	Amount	Shares	Amount

Institutional
Shares sold	25,613	$269,836	198,720	$2,244,606
Shares issued in reinvestment of distributions	18,387	175,965	4,849	53,825
Shares redeemed	(230,252)	(2,468,204)	(13,423)	(151,046)

Net increase (decrease)	(186,252)	$(2,022,403)	190,146	$2,147,385

Investor A
Shares sold	209,879	$2,205,151	350,415	$3,861,367
Shares issued in reinvestment of distributions	117,503	1,118,631	34,591	382,230
Shares redeemed	(769,034)	(8,006,713)	(484,432)	(5,379,911)

Net decrease	(441,652)	$(4,682,931)	(99,426)	$(1,136,314)

Class K
Shares sold	68,237	$732,133	63,239	$707,789
Shares issued in reinvestment of distributions	21,432	205,317	6,566	73,012
Shares redeemed	(27,194)	(282,131)	(60,256)	(670,852)

Net increase	62,475	$655,319	9,549	$109,949

Class R
Shares sold	243,729	$2,520,199	558,313	$5,994,119
Shares issued in reinvestment of distributions	65,773	620,240	22,523	247,081
Shares redeemed	(332,731)	(3,408,248)	(843,087)	(9,252,398)

Net decrease	(23,229)	$(267,809)	(262,251)	$(3,011,198)

Total Net Decrease	(588,658)	$(6,317,824)	(161,982)	$(1,890,178)

LifePath® Smart Beta 2030 Fund

Institutional
Shares sold	42,823	$431,553	155,373	$1,691,870
Shares issued in reinvestment of distributions	14,911	136,284	5,620	59,797
Shares redeemed	(170,890)	(1,754,395)	(28,103)	(300,417)

Net increase (decrease)	(113,156)	$(1,186,558)	132,890	$1,451,250

Investor A
Shares sold	173,963	$1,752,676	297,744	$3,149,199
Shares issued in reinvestment of distributions	83,104	754,574	42,186	445,479
Shares redeemed	(773,756)	(7,789,588)	(481,007)	(5,113,117)

Net decrease	(516,689)	$(5,282,338)	(141,077)	$(1,518,439)

Class K
Shares sold	43,451	$438,221	21,823	$234,347
Shares issued in reinvestment of distributions	13,157	120,388	4,882	51,998
Shares redeemed	(26,098)	(266,000)	(22,698)	(244,175)

Net increase	30,510	$292,609	4,007	$42,170

Class R
Shares sold	461,525	$4,544,468	763,871	$7,849,108
Shares issued in reinvestment of distributions	84,215	759,618	20,480	215,653
Shares redeemed	(615,466)	(6,142,275)	(403,464)	(4,260,063)

Net increase (decrease)	(69,726)	$(838,189)	380,887	$3,804,698

Total Net Increase (Decrease)	(669,061)	$(7,014,476)	376,707	$3,779,679

106	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 10/31/19		Year Ended 10/31/18
LifePath® Smart Beta 2035 Fund	Shares	Amount	Shares	Amount

Institutional
Shares sold	26,174	$283,022	138,184	$1,615,764
Shares issued in reinvestment of distributions	13,407	130,182	3,265	37,553
Shares redeemed	(174,190)	(1,898,483)	(3,654)	(42,568)

Net increase (decrease)	(134,609)	$(1,485,279)	137,795	$1,610,749

Investor A
Shares sold	209,074	$2,242,833	226,627	$2,596,306
Shares issued in reinvestment of distributions	65,316	629,629	19,014	216,955
Shares redeemed	(653,877)	(6,975,985)	(290,487)	(3,349,740)

Net decrease	(379,487)	$(4,103,523)	(44,846)	$(536,479)

Class K
Shares sold	94,122	$1,005,568	68,897	$799,395
Shares issued in reinvestment of distributions	21,582	209,561	5,399	62,087
Shares redeemed	(113,257)	(1,214,582)	(18,779)	(217,633)

Net increase	2,447	$547	55,517	$643,849

Class R
Shares sold	312,711	$3,284,657	593,259	$6,565,286
Shares issued in reinvestment of distributions	69,513	661,066	17,150	193,975
Shares redeemed	(435,521)	(4,580,466)	(608,191)	(6,898,948)

Net increase (decrease)	(53,297)	$(634,743)	2,218	$(139,687)

Total Net Increase (Decrease)	(564,946)	$(6,222,998)	150,684	$1,578,432

LifePath® Smart Beta 2040 Fund

Institutional
Shares sold	15,612	$167,734	58,114	$664,297
Shares issued in reinvestment of distributions	3,467	33,181	1,515	17,002
Shares redeemed	(60,507)	(647,923)	(8,719)	(99,753)

Net increase (decrease)	(41,428)	$(447,008)	50,910	$581,546

Investor A
Shares sold	97,508	$1,022,009	177,945	$1,990,120
Shares issued in reinvestment of distributions	42,280	401,236	20,001	222,412
Shares redeemed	(507,249)	(5,333,994)	(198,796)	(2,224,615)

Net decrease	(367,461)	$(3,910,749)	(850)	$(12,083)

Class K
Shares sold	52,459	$558,443	89,765	$1,026,631
Shares issued in reinvestment of distributions	13,100	125,366	4,866	54,595
Shares redeemed	(40,843)	(434,705)	(21,971)	(246,092)

Net increase	24,716	$249,104	72,660	$835,134

Class R
Shares sold	297,649	$3,107,425	387,238	$4,173,391
Shares issued in reinvestment of distributions	47,591	448,787	13,110	145,255
Shares redeemed	(256,899)	(2,710,430)	(236,104)	(2,636,217)

Net increase	88,341	$845,782	164,244	$1,682,429

Total Net Increase (Decrease)	(295,832)	$(3,262,871)	286,964	$3,087,026

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements  (continued)

	Year Ended 10/31/19		Year Ended 10/31/18
LifePath® Smart Beta 2045 Fund	Shares	Amount	Shares	Amount

Institutional
Shares sold	13,661	$160,013	58,755	$747,384
Shares issued in reinvestment of distributions	5,675	59,473	1,313	16,503
Shares redeemed	(72,766)	(855,932)	(3,947)	(49,773)

Net increase (decrease)	(53,430)	$(636,446)	56,121	$714,114

Investor A
Shares sold	96,516	$1,111,524	171,100	$2,140,288
Shares issued in reinvestment of distributions	40,515	418,524	10,352	128,258
Shares redeemed	(412,038)	(4,721,820)	(190,777)	(2,384,867)

Net decrease	(275,007)	$(3,191,772)	(9,325)	$(116,321)

Class K
Shares sold	45,267	$527,966	77,022	$978,710
Shares issued in reinvestment of distributions	11,839	124,309	1,503	18,924
Shares redeemed	(27,623)	(323,414)	(8,099)	(103,014)

Net increase	29,483	$328,861	70,426	$894,620

Class R
Shares sold	234,352	$2,656,040	380,866	$4,532,018
Shares issued in reinvestment of distributions	42,073	429,148	9,563	117,532
Shares redeemed	(232,109)	(2,644,010)	(433,574)	(5,339,747)

Net increase (decrease)	44,316	$441,178	(43,145)	$(690,197)

Total Net Increase (Decrease)	(254,638)	$(3,058,179)	74,077	$802,216

LifePath® Smart Beta 2050 Fund

Institutional
Shares sold	16,559	$182,262	33,571	$398,051
Shares issued in reinvestment of distributions	3,064	30,054	706	8,279
Shares redeemed	(40,027)	(436,832)	(1,450)	(16,908)

Net increase (decrease)	(20,404)	$(224,516)	32,827	$389,422

Investor A
Shares sold	191,504	$2,063,279	252,781	$2,946,653
Shares issued in reinvestment of distributions	53,874	523,115	14,032	162,776
Shares redeemed	(521,358)	(5,619,125)	(173,415)	(2,031,649)

Net increase (decrease)	(275,980)	$(3,032,731)	93,398	$1,077,780

Class K
Shares sold	36,356	$399,238	56,220	$662,268
Shares issued in reinvestment of distributions	6,397	62,945	1,064	12,511
Shares redeemed	(14,460)	(159,078)	(18,854)	(223,671)

Net increase	28,293	$303,105	38,430	$451,108

Class R
Shares sold	247,297	$2,644,358	314,156	$3,549,370
Shares issued in reinvestment of distributions	32,755	316,087	10,318	119,281
Shares redeemed	(200,644)	(2,175,413)	(445,010)	(5,155,293)

Net increase (decrease)	79,408	$785,032	(120,536)	$(1,486,642)

Total Net Increase (Decrease)	(188,683)	$(2,169,110)	44,119	$431,668

108	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 10/31/19		Year Ended 10/31/18
LifePath® Smart Beta 2055 Fund	Shares	Amount	Shares	Amount

Institutional
Shares sold	21,339	$248,723	22,920	$284,050
Shares issued in reinvestment of dividends and distributions	1,334	13,923	417	5,105
Shares redeemed	(41,271)	(478,872)	(2,434)	(30,061)

Net increase (decrease)	(18,598)	$(216,226)	20,903	$259,094

Investor A
Shares sold	14,528	$168,400	12,309	$151,129
Shares issued in reinvestment of distributions	2,300	23,970	663	8,102
Shares redeemed	(15,214)	(178,919)	(23,310)	(288,371)

Net increase (decrease)	1,614	$13,451	(10,338)	$(129,140)

Class K
Shares sold	41,132	$475,420	26,954	$333,779
Shares issued in reinvestment of dividends and distributions	3,502	36,627	1,093	13,410
Shares redeemed	(20,942)	(238,339)	(11,276)	(140,312)

Net increase	23,692	$273,708	16,771	$206,877

Class R
Shares sold	198,597	$2,258,839	300,837	$3,520,038
Shares issued in reinvestment of distributions	18,729	192,723	2,793	33,904
Shares redeemed	(97,414)	(1,111,646)	(140,699)	(1,714,231)

Net increase	119,912	$1,339,916	162,931	$1,839,711

Total Net Increase	126,620	$1,410,849	190,267	$2,176,542

LifePath® Smart Beta 2060 Fund

Institutional
Shares sold	—	$—	—	$—
Shares redeemed	—	—	(43)	(456)

Net decrease	—	$—	(43)	$(456)

Investor A
Shares sold	6,028	$62,107	700	$7,789
Shares issued in reinvestment of distributions	29	271	1	2
Shares redeemed	(739)	(7,789)	—	—

Net increase	5,318	$54,589	701	$7,791

Class K
Shares sold	314	$3,290	—	$—
Shares issued in reinvestment of dividends and distributions	—	4	—	—
Shares redeemed	(1)	(10)	—	—

Net increase	313	$3,284	—	$—

Class R
Shares sold	63,140	$646,308	1,625	$16,965
Shares issued in reinvestment of distributions	364	3,348	1	2
Shares redeemed	(8,105)	(84,469)	(62)	(681)

Net increase	55,399	$565,187	1,564	$16,286

Total Net Increase	61,030	$623,060	2,222	$23,621

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements  (continued)

At October 31, 2019, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500	2,000
Investor A	—	—	—	—	—	—	—	—	2,500	2,000
Class K	—	—	—	—	—	—	—	—	192,500	94,000
Class R	—	—	—	—	—	—	—	—	2,500	2,000

11.	SUBSEQUENTEVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

At a meeting held on May 15, 2019, the Board of Trustees of BlackRock Funds II approved a reorganization (the “Reorganization”) of LifePath® Smart Beta 2020 Fund (the “Target Fund”) with and into LifePath® Smart Beta Retirement Fund and is not subject to approval by either Fund’s shareholders. The Reorganization closed on November 18, 2019.

Upon the consummation of the Reorganization, shareholders of the Target Fund became shareholders of LifePath® Smart Beta Retirement Fund. The Reorganization was tax-free, meaning that the Target Fund’s shareholders became shareholders of LifePath® Smart Beta Retirement Fund without realizing any gain or loss for federal income tax purposes. Shareholders of the Target Fund received shares of LifePath® Smart Beta Retirement Fund with a total dollar value equal to that of the Target Fund shares owned by the shareholder immediately prior to the Reorganization.

110	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and Shareholders of BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2020 Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2020 Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund (ten of the funds constituting BlackRock Funds II, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 20, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	111

Important Tax Information  (Unaudited)

During the fiscal year ended October 31, 2019, the following information is provided with respect to distributions paid by the Funds:

	Payable Date	Qualified Dividend Income for Individuals(a)(b)	Dividends Qualifying for the Dividends Received Deduction for Corporations(a)(b)	Foreign Source Income(a)(b)	Foreign Taxes Paid Per Share(c)	Federal Obligation Interest(b)(d)	Interest-Related Dividends and Qualified Short- Term Capital Gains for non- U.S. Residents(e)	Long-Term Capital Gains Per Share

LifePath® Smart Beta Retirement Fund	01/02/19	34.25%	21.94%	13.42%	$0.003780	9.58%	50.96%	$0.563395
LifePath® Smart Beta 2020 Fund	01/02/19	39.60	24.51	20.23	0.005197	8.54	44.94	$0.539739
LifePath® Smart Beta 2025 Fund	01/02/19	42.14	25.66	21.76	0.005517	5.43	42.80	$0.575766
LifePath® Smart Beta 2030 Fund	01/02/19	47.54	28.91	20.56	0.005340	3.63	35.51	$0.461350
LifePath® Smart Beta 2035 Fund	01/02/19	52.16	31.90	20.56	0.005459	2.64	31.59	$0.584241
LifePath® Smart Beta 2040 Fund	01/02/19	58.42	35.68	18.46	0.005615	1.74	25.44	$0.307546
LifePath® Smart Beta 2045 Fund	01/02/19	64.44	39.07	23.87	0.006600	1.55	17.61	$0.582425
LifePath® Smart Beta 2050 Fund	01/02/19	60.45	36.57	22.94	0.007018	1.16	22.88	$0.393515
LifePath® Smart Beta 2055 Fund	01/02/19	53.38	33.32	16.98	0.004577	1.25	27.51	$0.264389
LifePath® Smart Beta 2060 Fund	01/02/19	64.31	39.57	25.22	0.006621	1.21	5.90	$0.030631

(a)	The Funds hereby designates the percentage indicated above or the maximum amount allowable by law.
(b)	Expressed as a percentage of the ordinary income cash distribution grossed-up for foreign taxes.
(c)

The foreign taxes paid represent taxes incurred by the Funds on income received by the Funds from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

(d)

The law varies in each state as to whether and what percentage of ordinary dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

(e)	Represents the portion of the taxable ordinary income dividends eligible for exemptions from U.S. withholding tax for nonresident aliens and foreign corporations.

112	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath® Smart Beta Retirement Fund (“Retirement Fund”), each of BlackRock LifePath® Smart Beta 2020 Fund (“2020 Fund”), BlackRock LifePath® Smart Beta 2025 Fund (“2025 Fund”), BlackRock LifePath® Smart Beta 2030 Fund (“2030 Fund”), BlackRock LifePath® Smart Beta 2035 Fund (“2035 Fund”), BlackRock LifePath® Smart Beta 2040 Fund (“2040 Fund”), BlackRock LifePath® Smart Beta 2045 Fund (“2045 Fund”), BlackRock LifePath® Smart Beta 2050 Fund (“2050 Fund”), BlackRock LifePath® Smart Beta 2055 Fund (“2055 Fund”) and BlackRock LifePath® Smart Beta 2060 Fund (“2060 Fund”) (each, a “Fund” and together, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, the Board’s consideration entails a year-long deliberative process, whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Trust’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	113

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of each Fund. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, 2020 Fund ranked in the third, second, and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance during the applicable periods. The Board noted that effective November 18, 2016, the Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2020 Fund to BlackRock LifePath Smart Beta 2020 Fund.

The Board noted that for each of the one-, three- and five-year periods reported, 2025 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance during the applicable periods. The Board was informed that, among other things, underperformance over the one-year period was largely driven by investments in multifactor funds. Performance of individual equity style factors diverged over the year; the strong returns of momentum and quality were offset by the significant drawdowns in value and size, which weighed on the performance of the diversified multi-factor funds across regions. The Board also noted that effective November 18, 2016, the Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2025 Fund to BlackRock LifePath Smart Beta 2025 Fund.

114	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

The Board noted that for each of the one-, three- and five-year periods reported, 2030 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance during the applicable periods. The Board was informed that, among other things, underperformance over the one-year period was largely driven by investments in multifactor funds. Performance of individual equity style factors diverged over the year; the strong returns of momentum and quality were offset by the significant drawdowns in value and size, which weighed on the performance of the diversified multi-factor funds across regions. The Board also noted that effective November 18, 2016, the Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2030 Fund to BlackRock LifePath Smart Beta 2030 Fund.

The Board noted that for the one-, three- and five-year periods reported, 2035 Fund ranked in the third, third, and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance during the applicable periods. The Board was informed that, among other things, effective November 18, 2016, the Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2035 Fund to BlackRock LifePath Smart Beta 2035 Fund.

The Board noted that for the one-, three- and five-year periods reported, Retirement Fund ranked in the fourth, first and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance during the applicable periods. The Board was informed that, among other things, underperformance over the one-year period was largely driven by investments in multifactor funds. Performance of individual equity style factors diverged over the year; the strong returns of momentum and quality were offset by the significant drawdowns in value and size, which weighed on the performance of the diversified multi-factor funds across regions. The Board also noted that effective November 18, 2016, the Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active Retirement Fund to BlackRock LifePath Smart Beta Retirement Fund.

The Board noted that for each of the one-, three- and five-year periods reported, 2040 Fund ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance during the applicable periods. The Board was informed that, among other things, underperformance over the one-year period was largely driven by investments in multifactor funds. Performance of individual equity style factors diverged over the year; the strong returns of momentum and quality were offset by the significant drawdowns in value and size, which weighed on the performance of the diversified multi-factor funds across regions. The Board also noted that effective November 18, 2016, the Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2040 Fund to BlackRock LifePath Smart Beta 2040 Fund.

The Board noted that for each of the one-, three- and five-year periods reported, 2045 Fund ranked in the fourth quartile, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance during the applicable periods. The Board was informed that, among other things, underperformance over the one-year period was largely driven by investments in multifactor funds. Performance of individual equity style factors diverged over the year; the strong returns of momentum and quality were offset by the significant drawdowns in value and size, which weighed on the performance of the diversified multi-factor funds across regions. The Board also noted that effective November 18, 2016, the Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2045 Fund to BlackRock LifePath Smart Beta 2045 Fund.

The Board noted that for each of the one-, three- and five-year periods reported, 2050 Fund ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance during the applicable periods. The Board was informed that, among other things, underperformance over the one-year period was largely driven by investments in multifactor funds. Performance of individual equity style factors diverged over the year; the strong returns of momentum and quality were offset by the significant drawdowns in value and size, which weighed on the performance of the diversified multi-factor funds across regions. The Board also noted that effective November 18, 2016, the Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2050 Fund to BlackRock LifePath Smart Beta 2050 Fund.

The Board noted that for each of the one-, three- and five-year periods reported, 2055 Fund ranked in the fourth quartile, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance during the applicable periods. The Board was informed that, among other things, underperformance over the one-year period was largely driven by investments in multifactor funds. Performance of individual equity style factors diverged over the year; the strong returns of momentum and quality were offset by the significant drawdowns in value and size, which weighed on the performance of the diversified multi-factor funds across regions. The Board also noted that effective November 18, 2016, the Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2055 Fund to BlackRock LifePath Smart Beta 2055 Fund.

The Board noted that for each of the one-year and since-inception periods reported, 2060 Fund ranked in the fourth quartile, against its Performance Peers. The Board was informed that, among other things, underperformance over the one-year period was largely driven by investments in multifactor funds. Performance of individual equity style factors diverged over the year; the strong returns of momentum and quality were offset by the significant drawdowns in value and size, which weighed on the performance of the diversified multi-factor funds across regions.

The Board and BlackRock discussed BlackRock’s strategy for improving each Fund’s investment performance. Discussions covered topics such as performance attribution, the pertinent Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	115

Disclosure of Investment Advisory Agreement  (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Fund an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each respective Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons.

The Board also noted that each of Retirement Fund’s, 2030 Fund’s, 2035 Fund’s, 2040 Fund’s, 2045 Fund’s, 2050 Fund’s, 2055 Fund’s and 2060 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that each of 2020 Fund’s and 2025 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the pertinent Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

116	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Direc- torships Held During Past Five Years
Mark Stalnecker 1951	Chair of the Board and Trustee (Since 2019)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	37 RICs consisting of 179 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2007)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	37 RICs consisting of 179 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2019)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017.	37 RICs consisting of 179 Portfolios	None
Collette Chilton 1958	Trustee (Since 2019)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	37 RICs consisting of 179 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2019)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	37 RICs consisting of 179 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2016)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President — Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	37 RICs consisting of 179 Portfolios	None
Robert M. Hernandez 1944	Trustee (Since 2007)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director and non-executive Chairman, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	37 RICs consisting of 179 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company

TRUSTEE AND OFFICER INFORMATION	117

Trustee and Officer Information  (continued)

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Direc- torships Held During Past Five Years
Henry R. Keizer 1956	Trustee (Since 2016)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	37 RICs consisting of 179 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems)
Cynthia A. Montgomery 1952	Trustee (Since 2019)	Professor, Harvard Business School since 1989.	37 RICs consisting of 179 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Donald C. Opatrny 1952	Trustee (Since 2015)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018.	37 RICs consisting of 179 Portfolios	None
Joseph P. Platt 1947	Trustee (Since 2019)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	37 RICs consisting of 179 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Kenneth L. Urish 1951	Trustee (Since 2019)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	37 RICs consisting of 179 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2019)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	37 RICs consisting of 179 Portfolios	None

118	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert Fairbairn 1965	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	123 RICs consisting of 289 Portfolios	None
John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	124 RICs consisting of 290 Portfolios	None

(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Fund’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)  Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Robert M. Hernandez, 1996; Cynthia A.Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e) Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.

TRUSTEE AND OFFICER INFORMATION	119

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Chief Financial Officer of the iShares® exchange traded funds since 2019; Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055. (b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

120	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at blackrock.com.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	121

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

122	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPSB-10/19-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Robert M. Hernandez

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Smart Beta Retirement Fund	$15,100	$15,100	$0	$0	$0	$0	$0	$0
Blackrock LifePath® Smart Beta 2020 Fund	$15,100	$15,100	$0	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2025 Fund	$15,100	$15,100	$0	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2030 Fund	$15,100	$15,100	$0	$0	$0	$0	$0	$0

BlackRock LifePath® Smart Beta 2035 Fund	$15,100	$15,100	$0	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2040 Fund	$15,100	$15,100	$0	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2045 Fund	$15,100	$15,100	$0	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2050 Fund	$15,100	$15,100	$0	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2055 Fund	$15,100	$15,100	$0	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2060 Fund	$15,100	$15,100	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) or and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Smart Beta Retirement Fund	$0	$0
BlackRock LifePath® Smart Beta 2020 Fund	$0	$0
BlackRock LifePath® Smart Beta 2025 Fund	$0	$0
BlackRock LifePath® Smart Beta 2030 Fund	$0	$0
BlackRock LifePath® Smart Beta 2035 Fund	$0	$0
BlackRock LifePath® Smart Beta 2040 Fund	$0	$0
BlackRock LifePath® Smart Beta 2045 Fund	$0	$0
BlackRock LifePath® Smart Beta 2050 Fund	$0	$0
BlackRock LifePath® Smart Beta 2055 Fund	$0	$0
BlackRock LifePath® Smart Beta 2060 Fund	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 3, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: January 3, 2020